UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

September 30, 2009

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS ― 60.7%
AEROSPACE & DEFENSE ― 1.4%
Alliant Techsystems, Inc.(1)	1,802	$ 140,286
General Dynamics Corp.	5,012	323,775
Goodrich Corp.	7,170	389,618
L-3 Communications Holdings, Inc.	2,136	171,563
Northrop Grumman Corp.	2,901	150,127
Raytheon Co.	11,039	529,541
		1,704,910
AIR FREIGHT & LOGISTICS ― 0.6%
C.H. Robinson Worldwide, Inc.	1,578	91,130
FedEx Corp.	2,434	183,085
United Parcel Service, Inc., Class B	7,897	445,944
		720,159
AIRLINES ― 0.1%
Copa Holdings SA, Class A	472	20,999
Southwest Airlines Co.	6,254	60,039
		81,038
AUTO COMPONENTS ― 0.6%
Gentex Corp.	12,959	183,370
Magna International, Inc., Class A	2,041	86,783
TRW Automotive Holdings Corp.(1)	15,428	258,419
WABCO Holdings, Inc.	10,002	210,042
		738,614
BEVERAGES ― 1.1%
Coca-Cola Co. (The)	14,761	792,665
Coca-Cola Enterprises, Inc.	18,836	403,279
PepsiCo, Inc.	2,218	130,108
		1,326,052
BIOTECHNOLOGY ― 1.3%
Amgen, Inc.(1)	17,611	1,060,711
Biogen Idec, Inc.(1)	1,626	82,145
Gilead Sciences, Inc.(1)	9,097	423,738
		1,566,594
BUILDING PRODUCTS ― 0.1%
Masco Corp.	10,157	131,228
CAPITAL MARKETS ― 2.2%
Bank of New York Mellon Corp. (The)	13,261	384,436
BlackRock, Inc.	1,182	256,281
Blackstone Group LP (The)	16,199	230,026
Federated Investors, Inc., Class B	5,881	155,082
Fortress Investment Group LLC, Class A(1)	32,695	170,014
Goldman Sachs Group, Inc. (The)	4,548	838,424
Knight Capital Group, Inc., Class A(1)	21	457
Morgan Stanley	13,921	429,881
TD Ameritrade Holding Corp.(1)	7,031	137,948
		2,602,549
CHEMICALS ― 0.6%
CF Industries Holdings, Inc.	3,384	291,802
Mosaic Co. (The)	2,531	121,665

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

OM Group, Inc.(1)	2,606	$ 79,196
Terra Industries, Inc.	7,650	265,226
		757,889
COMMERCIAL BANKS ― 1.3%
Bank of Montreal	1,495	75,707
Canadian Imperial Bank of Commerce	112	6,833
Toronto-Dominion Bank (The)	4,904	316,063
U.S. Bancorp.	4,052	88,577
Valley National Bancorp.	911	11,196
Wells Fargo & Co.	37,962	1,069,769
		1,568,145
COMMERCIAL SERVICES & SUPPLIES(2)
Waste Management, Inc.	564	16,818
COMMUNICATIONS EQUIPMENT ― 2.0%
Cisco Systems, Inc.(1)	50,667	1,192,701
Plantronics, Inc.	3,222	86,382
Polycom, Inc.(1)	3,901	104,352
QUALCOMM, Inc.	17,551	789,444
Research In Motion Ltd.(1)	1,827	123,414
Tellabs, Inc.(1)	8,555	59,200
		2,355,493
COMPUTERS & PERIPHERALS ― 2.8%
Apple, Inc.(1)	7,601	1,408,997
EMC Corp.(1)	29,242	498,284
Hewlett-Packard Co.	15,518	732,605
NCR Corp.(1)	9,307	128,623
Seagate Technology	19,330	294,009
Western Digital Corp.(1)	6,675	243,838
		3,306,356
CONSTRUCTION & ENGINEERING ― 0.5%
EMCOR Group, Inc.(1)	2,698	68,314
Fluor Corp.	5,970	303,575
Foster Wheeler AG(1)	3,831	122,247
Shaw Group, Inc. (The)(1)	1,625	52,146
URS Corp.(1)	1,605	70,058
		616,340
CONSUMER FINANCE(2)
Discover Financial Services	2,061	33,450
CONTAINERS & PACKAGING ― 0.6%
Pactiv Corp.(1)	22,782	593,471
Rock-Tenn Co., Class A	3,314	156,122
Sonoco Products Co.	1,227	33,792
		783,385
DIVERSIFIED CONSUMER SERVICES ― 0.3%
H&R Block, Inc.	18,616	342,162
DIVERSIFIED FINANCIAL SERVICES ― 2.8%
Bank of America Corp.	67,971	1,150,069
Citigroup, Inc.	53,981	261,268
CME Group, Inc.	751	231,451
IntercontinentalExchange, Inc.(1)	1,430	138,982

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

JPMorgan Chase & Co.	35,554	$ 1,557,976
		3,339,746
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
AT&T, Inc.	49,886	1,347,421
CenturyTel, Inc.	542	18,211
Verizon Communications, Inc.	16,267	492,402
Windstream Corp.	1,261	12,774
		1,870,808
ELECTRIC UTILITIES ― 0.7%
Entergy Corp.	4,526	361,447
Exelon Corp.	2,089	103,656
FPL Group, Inc.	6,431	355,184
		820,287
ELECTRICAL EQUIPMENT ― 0.3%
Cooper Industries plc, Class A	4,477	168,201
GrafTech International Ltd.(1)	13,499	198,435
		366,636
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
Arrow Electronics, Inc.(1)	6,485	182,553
Celestica, Inc.(1)	36,393	345,006
Molex, Inc.	2,231	46,583
Tech Data Corp.(1)	601	25,007
		599,149
ENERGY EQUIPMENT & SERVICES ― 2.2%
Baker Hughes, Inc.	3,468	147,945
BJ Services Co.	12,868	250,025
Diamond Offshore Drilling, Inc.	2,598	248,161
ENSCO International, Inc.	6,009	255,623
Halliburton Co.	13,044	353,753
National Oilwell Varco, Inc.(1)	9,165	395,287
Noble Corp.	479	18,183
Oil States International, Inc.(1)	3,871	135,988
Schlumberger Ltd.	9,469	564,352
Transocean Ltd.(1)	2,635	225,372
		2,594,689
FOOD & STAPLES RETAILING ― 1.4%
Kroger Co. (The)	2,725	56,244
SUPERVALU, INC.	6,860	103,311
SYSCO Corp.	21,085	523,962
Wal-Mart Stores, Inc.	19,374	951,070
		1,634,587
FOOD PRODUCTS ― 1.2%
Archer-Daniels-Midland Co.	21,442	626,535
ConAgra Foods, Inc.	16,500	357,720
Dean Foods Co.(1)	3,177	56,519
General Mills, Inc.	119	7,661
Hershey Co. (The)	646	25,104
J.M. Smucker Co. (The)	3,151	167,034
Kraft Foods, Inc., Class A	6,806	178,794

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Lancaster Colony Corp.	1,148	$ 58,858
		1,478,225
GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	1,322	48,002
UGI Corp.	1,814	45,459
		93,461
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.5%
Becton, Dickinson & Co.	1,336	93,186
Boston Scientific Corp.(1)	28,830	305,310
C.R. Bard, Inc.	6,634	521,499
Gen-Probe, Inc.(1)	466	19,311
Hospira, Inc.(1)	621	27,696
Intuitive Surgical, Inc.(1)	1,409	369,510
Medtronic, Inc.	4,417	162,546
St. Jude Medical, Inc.(1)	2,794	108,994
STERIS Corp.	5,236	159,436
		1,767,488
HEALTH CARE PROVIDERS & SERVICES ― 0.8%
Coventry Health Care, Inc.(1)	2,105	42,016
Express Scripts, Inc.(1)	1,843	142,980
Henry Schein, Inc.(1)	82	4,503
Humana, Inc.(1)	8,802	328,314
Magellan Health Services, Inc.(1)	2,445	75,942
Medco Health Solutions, Inc.(1)	2,738	151,439
Quest Diagnostics, Inc.	1,897	99,004
WellCare Health Plans, Inc.(1)	5,040	124,236
		968,434
HOTELS, RESTAURANTS & LEISURE ― 0.6%
McDonald's Corp.	2,102	119,961
Panera Bread Co., Class A(1)	4,104	225,720
WMS Industries, Inc.(1)	4,336	193,212
Wynn Resorts Ltd.(1)	2,398	169,995
		708,888
HOUSEHOLD DURABLES ― 0.6%
Harman International Industries, Inc.	6,844	231,875
NVR, Inc.(1)	701	446,796
		678,671
HOUSEHOLD PRODUCTS ― 1.4%
Clorox Co.	1,570	92,348
Colgate-Palmolive Co.	1,858	141,728
Kimberly-Clark Corp.	2,599	153,289
Procter & Gamble Co. (The)	21,561	1,248,813
		1,636,178
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.8%
Mirant Corp.(1)	21,634	355,446
NRG Energy, Inc.(1)	21,152	596,275
		951,721
INDUSTRIAL CONGLOMERATES ― 0.9%
3M Co.	5,796	427,745
General Electric Co.	39,900	655,158
		1,082,903

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

INSURANCE ― 1.8%
ACE Ltd.(1)	2,394	$ 127,983
Allied World Assurance Co. Holdings Ltd.	1,205	57,756
American Financial Group, Inc.	10,737	273,794
Aspen Insurance Holdings Ltd.	3,009	79,648
Berkshire Hathaway, Inc., Class A(1)	3	303,000
Chubb Corp. (The)	4,613	232,541
CNA Financial Corp.(1)	7,655	184,792
Endurance Specialty Holdings Ltd.	5,299	193,255
MetLife, Inc.	5,359	204,017
Prudential Financial, Inc.	11,018	549,908
		2,206,694
INTERNET & CATALOG RETAIL ― 0.3%
Amazon.com, Inc.(1)	2,022	188,774
Netflix, Inc.(1)	3,584	165,473
		354,247
INTERNET SOFTWARE & SERVICES ― 1.0%
Google, Inc., Class A(1)	2,057	1,019,963
Sohu.com, Inc.(1)	1,442	99,181
VeriSign, Inc.(1)	4,195	99,380
		1,218,524
IT SERVICES ― 2.2%
Affiliated Computer Services, Inc., Class A(1)	2,146	116,249
Alliance Data Systems Corp.(1)	589	35,976
International Business Machines Corp.	14,276	1,707,552
SAIC, Inc.(1)	7,753	135,988
Visa, Inc., Class A	3,010	208,021
Western Union Co. (The)	21,800	412,456
		2,616,242
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Polaris Industries, Inc.	3,854	157,166
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Bruker Corp.(1)	18,324	195,517
Millipore Corp.(1)	4,584	322,393
		517,910
MACHINERY ― 1.3%
AGCO Corp.(1)	4,679	129,281
Bucyrus International, Inc.	4,325	154,056
Cummins, Inc.	4,339	194,431
Dover Corp.	1,708	66,202
Flowserve Corp.	1,277	125,836
Graco, Inc.	6,625	184,639
Joy Global, Inc.	3,502	171,388
Kennametal, Inc.	5,196	127,873
Lincoln Electric Holdings, Inc.	3,061	145,244
Navistar International Corp.(1)	2,186	81,800
Timken Co.	5,914	138,565
		1,519,315
MEDIA ― 1.5%
CBS Corp., Class B	799	9,628
Comcast Corp., Class A	40,871	690,311

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Interpublic Group of Cos., Inc. (The)(1)	4,552	$ 34,231
Marvel Entertainment, Inc.(1)	3,974	197,190
Scripps Networks Interactive, Inc., Class A	3,690	136,346
Time Warner, Inc.	25,890	745,114
		1,812,820
METALS & MINING ― 0.6%
Allegheny Technologies, Inc.	3,843	134,467
Cliffs Natural Resources, Inc.	3,276	106,011
Freeport-McMoRan Copper & Gold, Inc.	2,168	148,747
Reliance Steel & Aluminum Co.	2,601	110,699
Schnitzer Steel Industries, Inc., Class A	2,825	150,431
Worthington Industries, Inc.	6,696	93,074
		743,429
MULTILINE RETAIL ― 0.2%
Dollar Tree, Inc.(1)	2,626	127,834
Family Dollar Stores, Inc.	3,914	103,329
Sears Holdings Corp.(1)	368	24,034
		255,197
MULTI-INDUSTRY ― 1.2%
Financial Select Sector SPDR Fund	58,577	875,140
SPDR Dow Jones REIT Fund	12,449	566,928
		1,442,068
MULTI-UTILITIES ― 0.5%
DTE Energy Co.	163	5,728
Public Service Enterprise Group, Inc.	18,888	593,839
		599,567
OIL, GAS & CONSUMABLE FUELS ― 5.4%
Alpha Natural Resources, Inc.(1)	4,797	168,375
Anadarko Petroleum Corp.	4,510	282,912
Apache Corp.	3,930	360,892
Chevron Corp.	12,324	867,979
ConocoPhillips	11,688	527,830
Devon Energy Corp.	2,068	139,239
Exxon Mobil Corp.	39,143	2,685,601
Frontier Oil Corp.	5,865	81,641
McMoRan Exploration Co.(1)	11,215	84,673
Murphy Oil Corp.	5,098	293,492
Occidental Petroleum Corp.	7,916	620,614
Peabody Energy Corp.	5,517	205,343
Tesoro Corp.	2,152	32,237
World Fuel Services Corp.	1,894	91,045
		6,441,873
PERSONAL PRODUCTS ― 0.2%
Mead Johnson Nutrition Co., Class A	4,747	214,137
PHARMACEUTICALS ― 4.0%
Abbott Laboratories	10,759	532,248
Eli Lilly & Co.	22,103	730,062
Endo Pharmaceuticals Holdings, Inc.(1)	4,862	110,027
Forest Laboratories, Inc.(1)	7,490	220,506
Johnson & Johnson	28,719	1,748,700
King Pharmaceuticals, Inc.(1)	11,477	123,607

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Pfizer, Inc.	41,837	$ 692,402
Schering-Plough Corp.	9,665	273,036
Sepracor, Inc.(1)	7,848	179,719
Valeant Pharmaceuticals International(1)	5,999	168,332
		4,778,639
PROFESSIONAL SERVICES ― 0.1%
Manpower, Inc.	2,345	132,985
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Host Hotels & Resorts, Inc.	4,502	52,989
Public Storage	425	31,977
Simon Property Group, Inc.	1,059	73,526
		158,492
ROAD & RAIL ― 0.6%
Burlington Northern Santa Fe Corp.	2,159	172,353
CSX Corp.	3,029	126,794
Norfolk Southern Corp.	2,803	120,837
Union Pacific Corp.	4,725	275,704
		695,688
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.8%
Applied Materials, Inc.	14,714	197,168
Broadcom Corp., Class A(1)	5,549	170,299
Intel Corp.	33,685	659,215
Lam Research Corp.(1)	931	31,803
Linear Technology Corp.	5,558	153,568
LSI Corp.(1)	21,137	116,042
Marvell Technology Group Ltd.(1)	4,971	80,480
Skyworks Solutions, Inc.(1)	14,407	190,749
Texas Instruments, Inc.	23,105	547,357
Xilinx, Inc.	3,014	70,588
		2,217,269
SOFTWARE ― 2.5%
Adobe Systems, Inc.(1)	3,674	121,389
Autodesk, Inc.(1)	7,964	189,543
Cerner Corp.(1)	1,219	91,181
Microsoft Corp.	58,902	1,524,973
Oracle Corp.	28,109	585,792
Quest Software, Inc.(1)	2,850	48,022
Sybase, Inc.(1)	8,868	344,965
Symantec Corp.(1)	5,932	97,700
		3,003,565
SPECIALTY RETAIL ― 1.0%
AutoZone, Inc.(1)	284	41,527
Gap, Inc. (The)	17,953	384,194
RadioShack Corp.	2,907	48,169
Ross Stores, Inc.	11,438	546,393
Sherwin-Williams Co. (The)	2,332	140,293
Tractor Supply Co.(1)	710	34,378
		1,194,954
TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Liz Claiborne, Inc.	11,276	55,591

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Polo Ralph Lauren Corp.	3,172	$ 243,038
		298,629
TOBACCO ― 0.8%
Altria Group, Inc.	3,414	60,803
Philip Morris International, Inc.	18,052	879,855
		940,658
TOTAL COMMON STOCKS
(Cost $61,338,599)		72,763,121
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 13.7%
FHLMC, 7.00%, 11/1/13(4)	$ 39,911	42,369
FHLMC, 6.50%, 6/1/16(4)	65,111	69,992
FHLMC, 6.50%, 6/1/16(4)	71,212	76,237
FHLMC, 4.50%, 1/1/19(4)	577,703	610,261
FHLMC, 6.50%, 1/1/28(4)	20,344	21,941
FHLMC, 6.50%, 6/1/29(4)	14,827	15,984
FHLMC, 8.00%, 7/1/30(4)	17,078	19,382
FHLMC, 5.50%, 12/1/33(4)	577,898	608,268
FHLMC, 5.50%, 1/1/38(4)	301,464	316,270
FHLMC, 6.00%, 8/1/38	290,191	306,697
FHLMC, 6.50%, 7/1/47(4)	48,935	51,980
FNMA, 6.50%, 11/1/11(4)	3,955	4,113
FNMA, 6.00%, 4/1/13(4)	3,973	4,259
FNMA, 6.00%, 4/1/13(4)	7,203	7,722
FNMA, 6.00%, 5/1/13(4)	1,188	1,274
FNMA, 6.50%, 6/1/13(4)	1,084	1,160
FNMA, 6.50%, 6/1/13(4)	14,406	15,423
FNMA, 6.00%, 7/1/13(4)	4,843	5,192
FNMA, 6.00%, 1/1/14(4)	52,304	56,067
FNMA, 4.50%, 5/1/19(4)	271,905	286,379
FNMA, 4.50%, 5/1/19(4)	307,788	324,172
FNMA, 6.50%, 1/1/28(4)	6,708	7,239
FNMA, 7.00%, 1/1/28(4)	24,004	26,526
FNMA, 6.50%, 1/1/29(4)	38,498	41,646
FNMA, 7.50%, 7/1/29(4)	60,025	67,257
FNMA, 7.50%, 9/1/30(4)	15,967	17,889
FNMA, 6.50%, 1/1/32(4)	47,769	51,555
FNMA, 5.50%, 6/1/33(4)	385,816	405,971
FNMA, 5.50%, 8/1/33(4)	337,687	355,328
FNMA, 5.00%, 11/1/33(4)	1,442,464	1,497,743
FNMA, 5.50%, 1/1/34(4)	613,506	646,201
FNMA, 4.50%, 9/1/35(4)	1,113,189	1,133,249
FNMA, 5.00%, 2/1/36(4)	1,440,141	1,493,081
FNMA, 5.50%, 1/1/37	2,698,051	2,833,937
FNMA, 5.50%, 2/1/37(4)	421,237	441,860
FNMA, 6.00%, 7/1/37	1,957,398	2,069,153
FNMA, 6.50%, 8/1/37(4)	903,587	963,488
FNMA, 6.50%, 6/1/47(4)	36,335	38,665
FNMA, 6.50%, 8/1/47(4)	97,426	103,672
FNMA, 6.50%, 8/1/47(4)	122,188	130,021
FNMA, 6.50%, 9/1/47(4)	14,663	15,603

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 9/1/47(4)	$ 106,183	$ 112,989
FNMA, 6.50%, 9/1/47(4)	118,665	126,272
FNMA, 6.50%, 9/1/47(4)	352,352	374,939
GNMA, 7.00%, 4/20/26(4)	43,633	47,680
GNMA, 7.50%, 8/15/26(4)	25,629	28,681
GNMA, 7.00%, 2/15/28(4)	10,991	12,120
GNMA, 7.50%, 2/15/28(4)	18,904	21,185
GNMA, 6.50%, 5/15/28(4)	3,168	3,426
GNMA, 6.50%, 5/15/28(4)	3,560	3,850
GNMA, 7.00%, 12/15/28(4)	15,135	16,689
GNMA, 7.00%, 5/15/31(4)	85,501	94,478
GNMA, 5.50%, 11/15/32(4)	396,431	419,164
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $15,686,405)		16,446,699
U.S. TREASURY SECURITIES ― 11.5%
U.S. Treasury Bonds, 5.25%, 2/15/29(4)	500,000	580,781
U.S. Treasury Bonds, 6.25%, 5/15/30(4)	190,000	248,781
U.S. Treasury Bonds, 4.75%, 2/15/37(4)	297,000	331,573
U.S. Treasury Notes, 0.875%, 4/30/11(4)	2,000,000	2,006,408
U.S. Treasury Notes, 1.875%, 6/15/12(4)	2,000,000	2,032,344
U.S. Treasury Notes, 1.50%, 7/15/12(4)	2,000,000	2,011,094
U.S. Treasury Notes, 2.375%, 8/31/14(4)	5,500,000	5,523,634
U.S. Treasury Notes, 3.125%, 5/15/19(4)	1,000,000	984,610
TOTAL U.S. TREASURY SECURITIES
(Cost $13,468,964)		13,719,225
CORPORATE BONDS ― 9.6%
AEROSPACE & DEFENSE ― 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(4)(5)	30,000	33,163
Honeywell International, Inc., 5.30%, 3/15/17(4)	57,000	61,671
Honeywell International, Inc., 5.30%, 3/1/18(4)	70,000	75,480
L-3 Communications Corp., 5.20%, 10/15/19(5)(6)	30,000	30,150
Lockheed Martin Corp., 6.15%, 9/1/36(4)	112,000	128,653
United Technologies Corp., 6.05%, 6/1/36(4)	134,000	154,694
		483,811
AUTOMOBILES ― 0.1%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(4)	70,000	72,665
BEVERAGES ― 0.2%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(5)	70,000	79,213
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(4)	70,000	79,706
SABMiller plc, 6.20%, 7/1/11(4)(5)	70,000	74,687
		233,606
CAPITAL MARKETS ― 0.7%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	70,000	74,235
Credit Suisse (New York), 5.00%, 5/15/13(4)	110,000	116,550
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(4)	40,000	43,563
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	170,000	194,750
Jefferies Group, Inc., 8.50%, 7/15/19(4)	30,000	31,804
Morgan Stanley, 6.625%, 4/1/18(4)	100,000	105,914

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Morgan Stanley, 7.30%, 5/13/19(4)	$ 100,000	$ 110,220
Morgan Stanley, 5.625%, 9/23/19(4)	100,000	98,515
UBS AG (Stamford Branch), 5.75%, 4/25/18(4)	40,000	40,719
		816,270
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(4)	40,000	45,041
Rohm & Haas Co., 5.60%, 3/15/13(4)	70,000	73,165
		118,206
COMMERCIAL BANKS ― 0.2%
BB&T Corp., 5.70%, 4/30/14(4)	40,000	43,379
PNC Bank N.A., 6.00%, 12/7/17(4)	80,000	81,936
Wachovia Bank N.A., 4.80%, 11/1/14(4)	110,000	111,805
Wachovia Bank N.A., 4.875%, 2/1/15(4)	32,000	32,868
		269,988
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(4)	50,000	52,185
Corrections Corp. of America, 6.25%, 3/15/13(4)	70,000	69,300
Republic Services, Inc., 5.50%, 9/15/19(4)(5)	40,000	41,297
Waste Management, Inc., 7.375%, 3/11/19(4)	60,000	69,947
		232,729
CONSUMER FINANCE ― 0.2%
General Electric Capital Corp., 5.625%, 9/15/17(4)	140,000	141,984
John Deere Capital Corp., 4.50%, 4/3/13(4)	60,000	63,508
		205,492
DIVERSIFIED FINANCIAL SERVICES ― 0.6%
Bank of America Corp., 6.50%, 8/1/16(4)	30,000	31,593
Bank of America Corp., 7.625%, 6/1/19(4)	40,000	45,150
Bank of America N.A., 5.30%, 3/15/17(4)	124,000	119,174
Bank of America N.A., 6.00%, 10/15/36(4)	110,000	108,765
Citigroup, Inc., 5.50%, 4/11/13(4)	130,000	133,180
Citigroup, Inc., 5.50%, 10/15/14(4)	20,000	20,001
Citigroup, Inc., 6.125%, 5/15/18(4)	90,000	88,764
Citigroup, Inc., 8.50%, 5/22/19(4)	30,000	33,922
JPMorgan Chase & Co., 4.65%, 6/1/14(4)	90,000	94,006
		674,555
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.9%
Alltel Corp., 7.875%, 7/1/32(4)	30,000	37,047
AT&T, Inc., 6.80%, 5/15/36(4)	110,000	122,848
AT&T, Inc., 6.55%, 2/15/39(4)	120,000	131,311
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)(5)	130,000	162,636
CenturyTel, Inc., 7.60%, 9/15/39(4)	30,000	29,991
Embarq Corp., 7.08%, 6/1/16(4)	65,000	70,736
Qwest Corp., 7.875%, 9/1/11(4)	30,000	31,088
Qwest Corp., 7.50%, 10/1/14(4)	60,000	60,900
Sprint Capital Corp., 7.625%, 1/30/11(4)	50,000	51,438
Telecom Italia Capital SA, 6.18%, 6/18/14(4)	90,000	97,747
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	100,000	108,888
Telefonica Emisiones SAU, 7.05%, 6/20/36(4)	80,000	95,008
Verizon Communications, Inc., 6.25%, 4/1/37(4)	64,000	66,831
Verizon Communications, Inc., 6.40%, 2/15/38(4)	20,000	21,448
		1,087,917

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

ELECTRIC UTILITIES ― 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	$ 37,000	$ 39,948
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	18,000	18,974
Duke Energy Corp., 3.95%, 9/15/14(4)	40,000	40,647
Exelon Generation Co. LLC, 5.20%, 10/1/19(4)	40,000	40,529
FirstEnergy Solutions Corp., 6.05%, 8/15/21(4)(5)	60,000	62,154
Florida Power Corp., 6.35%, 9/15/37(4)	70,000	82,462
Southern California Edison Co., 5.625%, 2/1/36(4)	22,000	23,924
Toledo Edison Co. (The), 6.15%, 5/15/37(4)	60,000	62,852
		371,490
ELECTRICAL EQUIPMENT(2)
Roper Industries, Inc., 6.25%, 9/1/19(4)	20,000	20,800
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(4)	70,000	76,716
ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(4)	30,000	33,150
Weatherford International Ltd., 9.625%, 3/1/19(4)	70,000	87,772
		120,922
FOOD & STAPLES RETAILING ― 0.5%
CVS Caremark Corp., 6.60%, 3/15/19(4)	100,000	112,929
SYSCO Corp., 4.20%, 2/12/13(4)	30,000	31,248
Wal-Mart Stores, Inc., 3.00%, 2/3/14(4)	90,000	91,502
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	138,000	149,531
Wal-Mart Stores, Inc., 6.50%, 8/15/37(4)	80,000	93,693
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	60,000	68,527
		547,430
FOOD PRODUCTS ― 0.1%
General Mills, Inc., 5.65%, 9/10/12(4)	30,000	32,771
Kellogg Co., 4.45%, 5/30/16(4)	50,000	52,389
Kraft Foods, Inc., 6.00%, 2/11/13(4)	20,000	21,475
Kraft Foods, Inc., 6.125%, 2/1/18(4)	50,000	53,071
		159,706
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Baxter International, Inc., 5.90%, 9/1/16(4)	40,000	45,035
Baxter International, Inc., 6.25%, 12/1/37(4)	70,000	81,664
		126,699
HEALTH CARE PROVIDERS & SERVICES(2)
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	60,000	67,219
HOTELS, RESTAURANTS & LEISURE ― 0.2%
McDonald's Corp., 5.35%, 3/1/18(4)	50,000	54,646
McDonald's Corp., 6.30%, 10/15/37(4)	70,000	82,278
Yum! Brands, Inc., 5.30%, 9/15/19(4)	80,000	80,515
Yum! Brands, Inc., 6.875%, 11/15/37(4)	70,000	77,803
		295,242
HOUSEHOLD DURABLES(2)
Toll Brothers Finance Corp., 6.75%, 11/1/19(4)	30,000	29,962
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(4)	70,000	79,848

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(4)	$ 92,000	$ 97,155
General Electric Co., 5.25%, 12/6/17(4)	70,000	71,956
		169,111
INSURANCE ― 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	40,000	47,761
MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	50,000	51,900
MetLife, Inc., 6.75%, 6/1/16(4)	60,000	67,076
New York Life Global Funding, 4.65%, 5/9/13(4)(5)	40,000	42,158
Prudential Financial, Inc., 5.40%, 6/13/35(4)	80,000	66,941
Travelers Cos., Inc. (The), 5.90%, 6/2/19(4)	30,000	33,679
		309,515
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(4)	70,000	74,385
MEDIA ― 0.8%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(4)(5)	70,000	89,732
Comcast Corp., 5.90%, 3/15/16(4)	44,000	47,361
Comcast Corp., 6.40%, 5/15/38(4)	60,000	63,497
Comcast Corp., 6.55%, 7/1/39(4)	40,000	42,902
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.75%, 10/1/14(4)(5)	70,000	70,175
News America, Inc., 6.90%, 8/15/39(4)(5)	50,000	53,403
Omnicom Group, Inc., 6.25%, 7/15/19(4)	60,000	64,845
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(4)(5)	100,000	105,843
Rogers Cable, Inc., 6.25%, 6/15/13(4)	55,000	59,521
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	60,000	64,162
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	60,000	66,414
Time Warner, Inc., 5.50%, 11/15/11(4)	50,000	53,198
Time Warner, Inc., 7.625%, 4/15/31(4)	24,000	26,979
Time Warner, Inc., 7.70%, 5/1/32(4)	40,000	45,370
Viacom, Inc., 5.625%, 9/15/19(4)	120,000	122,237
		975,639
METALS & MINING ― 0.3%
ArcelorMittal, 6.125%, 6/1/18(4)	60,000	59,223
Barrick Gold Corp., 6.95%, 4/1/19	30,000	35,195
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(4)	40,000	46,492
Newmont Mining Corp., 5.125%, 10/1/19(4)	70,000	70,105
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(4)	80,000	86,282
Vale Overseas Ltd., 5.625%, 9/15/19(4)	25,000	25,562
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(4)(5)	58,000	57,135
		379,994
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(4)	52,000	50,883
MULTI-UTILITIES ― 0.6%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	70,000	73,609
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	100,000	96,540
Dominion Resources, Inc., 4.75%, 12/15/10(4)	76,000	78,659
NSTAR Electric Co., 5.625%, 11/15/17(4)	50,000	54,745
Pacific Gas & Electric Co., 4.20%, 3/1/11(4)	120,000	124,277
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	48,000	52,164
Pacific Gas & Electric Co., 6.35%, 2/15/38(4)	60,000	70,150
PG&E Corp., 5.75%, 4/1/14(4)	50,000	54,657

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Sempra Energy, 8.90%, 11/15/13(4)	$ 50,000	$ 58,497
Sempra Energy, 6.50%, 6/1/16(4)	30,000	33,216
		696,514
OIL, GAS & CONSUMABLE FUELS ― 1.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36(4)	70,000	72,509
Cenovus Energy, Inc., 4.50%, 9/15/14(4)(5)	40,000	40,924
ConocoPhillips, 6.50%, 2/1/39(4)	90,000	104,113
El Paso Corp., 7.875%, 6/15/12(4)	30,000	31,039
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	20,000	21,587
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	110,000	118,668
EOG Resources, Inc., 5.625%, 6/1/19(4)	40,000	43,884
Kerr-McGee Corp., 6.95%, 7/1/24(4)	50,000	53,658
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	60,000	65,657
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(4)	40,000	40,826
Magellan Midstream Partners LP, 6.55%, 7/15/19(4)	40,000	44,530
Nexen, Inc., 5.65%, 5/15/17(4)	40,000	40,046
Nexen, Inc., 6.40%, 5/15/37(4)	140,000	136,764
Plains All American Pipeline LP, 8.75%, 5/1/19(4)	60,000	72,146
Shell International Finance BV, 4.30%, 9/22/19(4)	70,000	70,507
Shell International Finance BV, 6.375%, 12/15/38(4)	60,000	71,526
Talisman Energy, Inc., 7.75%, 6/1/19(4)	60,000	70,693
XTO Energy, Inc., 5.30%, 6/30/15(4)	101,000	107,178
XTO Energy, Inc., 6.50%, 12/15/18(4)	40,000	44,236
XTO Energy, Inc., 6.10%, 4/1/36(4)	80,000	82,621
		1,333,112
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 9.375%, 5/15/19(4)	70,000	82,097
PHARMACEUTICALS ― 0.5%
Abbott Laboratories, 5.875%, 5/15/16(4)	35,000	39,078
Abbott Laboratories, 5.60%, 11/30/17(4)	50,000	55,205
AstraZeneca plc, 5.40%, 9/15/12(4)	85,000	93,238
AstraZeneca plc, 5.90%, 9/15/17(4)	110,000	123,307
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(4)	50,000	53,779
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(4)	20,000	23,662
Pfizer, Inc., 7.20%, 3/15/39(4)	50,000	63,149
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(4)	60,000	61,598
Wyeth, 5.95%, 4/1/37(4)	77,000	85,095
		598,111
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
ProLogis, 7.625%, 8/15/14(4)	20,000	20,468
ProLogis, 5.625%, 11/15/16(4)	140,000	125,858
Simon Property Group LP, 6.75%, 5/15/14(4)	30,000	32,219
		178,545
ROAD & RAIL ― 0.2%
CSX Corp., 7.375%, 2/1/19(4)	40,000	47,153
Norfolk Southern Corp., 5.90%, 6/15/19(4)	30,000	33,415
Union Pacific Corp., 5.75%, 11/15/17(4)	100,000	107,375
		187,943
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	75,000	78,576

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Oracle Corp., 6.125%, 7/8/39(4)	$ 60,000	$ 67,806
		146,382
SPECIALTY RETAIL ― 0.1%
Home Depot, Inc. (The), 5.875%, 12/16/36(4)	20,000	19,469
Staples, Inc., 9.75%, 1/15/14(4)	70,000	84,192
		103,661
TOBACCO(2)
Altria Group, Inc., 9.25%, 8/6/19(4)	50,000	61,202
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Rogers Communications, Inc., 6.80%, 8/15/18(4)	40,000	44,978
Vodafone Group plc, 5.45%, 6/10/19(4)	40,000	41,740
		86,718
TOTAL CORPORATE BONDS
(Cost $10,796,862)		11,525,085
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 1.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 0.6%
FNMA, 5.00%, 2/13/17(4)	600,000	664,764
GOVERNMENT-BACKED CORPORATE BONDS(7) ― 0.4%
Citigroup Funding, Inc., 1.875%, 11/15/12(6)	500,000	500,375
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $1,111,035)		1,165,139
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 0.9%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.6%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	201,090	167,112
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(4)	163,388	150,985
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(4)	109,539	89,830
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.40%, 10/1/09(4)	316,268	294,871
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(4)	23,404	22,034
		724,832
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	350,000	366,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,121,361)		1,091,176
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 0.7%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.35%, 10/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(4)(5)	170,297	140,945
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.34%, 10/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(4)(5)	17,692	17,570

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.42%, 10/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	$ 198,761	$ 147,701
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.34%, 10/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	52,474	43,646
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	382,318	386,337
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.31%, 10/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	177,318	136,092
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $996,875)		872,291
MUNICIPAL SECURITIES ― 0.6%
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	300,000	282,573
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(4)	40,000	41,599
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	50,000	62,112
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(4)	50,000	52,933
Texas GO, (Building Bonds), 5.52%, 4/1/39(4)	90,000	95,837
University of California Rev., (Building Bonds), 5.77%, 5/15/43(4)	60,000	64,828
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(4)	100,000	103,757
TOTAL MUNICIPAL SECURITIES
(Cost $696,710)		703,639
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.3%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	100,000	108,000
CANADA — 0.1%
Hydro Quebec, Series HY, 8.40%, 1/15/22(4)	44,000	58,464
MEXICO — 0.1%
United Mexican States, 5.95%, 3/19/19(4)	120,000	126,600
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $275,049)		293,064
ASSET-BACKED SECURITIES(3) ― 0.1%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(4)	135,174	136,392
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 0.49%, 10/26/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(4)	24,412	24,397
SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 0.51%, 10/26/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(4)	8,665	8,665
TOTAL ASSET-BACKED SECURITIES
(Cost $168,249)		169,454

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

TEMPORARY CASH INVESTMENTS ― 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4)
(Cost $1,247,052)	1,247,052	$ 1,247,052
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $106,907,161)		119,995,945
OTHER ASSETS AND LIABILITIES — (0.1)%		(86,674)
TOTAL NET ASSETS — 100.0%		$119,909,271

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$750,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$18,217

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
REIT	-	Real Estate Investment Trust
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	Final maturity indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for when-issued securities, and/or swap agreements. At the period end, the aggregate value of securities pledged was $549,000.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,480,524, which represented 1.2% of total net assets.

(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$72,763,121	–	–
U.S. Government Agency Mortgage-Backed Securities	–	$16,446,699	–
U.S. Treasury Securities	–	13,719,225	–
Corporate Bonds	–	11,525,085	–
U.S. Government Agency Securities and Equivalents	–	1,165,139	–
Collateralized Mortgage Obligations	–	1,091,176	–
Commercial Mortgage-Backed Securities	–	872,291	–
Municipal Securities	–	703,639	–
Sovereign Governments & Agencies	–	293,064	–
Asset-Backed Securities	–	169,454	–
Temporary Cash Investments	1,247,052	–	–
Total Value of Investment Securities	$74,010,173	$45,985,772	–
Other Financial Instruments
Swap Agreements	–	$18,217	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$18,217	–

VP Balanced – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 109,998,588
Gross tax appreciation of investments	$ 12,409,659
Gross tax depreciation of investments	(2,412,302)
Net tax appreciation (depreciation) of investments	$ 9,997,357

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

September 30, 2009

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE ― 0.4%
Precision Castparts Corp.	10,100	$ 1,028,887
BEVERAGES ― 0.6%
Dr. Pepper Snapple Group, Inc.(1)	49,900	1,434,625
BIOTECHNOLOGY ― 3.9%
Alexion Pharmaceuticals, Inc.(1)	43,300	1,928,582
Celgene Corp.(1)	34,800	1,945,320
Gilead Sciences, Inc.(1)	29,500	1,374,110
Grifols SA	153,400	2,921,580
United Therapeutics Corp.(1)	35,000	1,714,650
		9,884,242
CAPITAL MARKETS ― 3.6%
Affiliated Managers Group, Inc.(1)	33,800	2,197,338
Jefferies Group, Inc.(1)	120,100	3,270,323
Lazard Ltd., Class A	60,906	2,516,027
Morgan Stanley	42,636	1,316,600
		9,300,288
CHEMICALS ― 2.5%
Celanese Corp., Series A	21,711	542,775
Ecolab, Inc.	68,800	3,180,624
Scotts Miracle-Gro Co. (The), Class A	27,618	1,186,193
Valspar Corp.	58,400	1,606,584
		6,516,176
COMMERCIAL BANKS ― 0.7%
Fifth Third Bancorp.	179,400	1,817,322
COMMUNICATIONS EQUIPMENT ― 1.7%
ADTRAN, Inc.	79,200	1,944,360
Starent Networks Corp.(1)	90,100	2,290,342
		4,234,702
COMPUTERS & PERIPHERALS ― 4.6%
Apple, Inc.(1)	27,043	5,012,961
Seagate Technology	326,200	4,961,502
STEC, Inc.(1)	58,798	1,728,073
		11,702,536
CONSTRUCTION & ENGINEERING ― 0.7%
Foster Wheeler AG(1)	56,900	1,815,679
CONSUMER FINANCE ― 1.7%
AmeriCredit Corp.(1)	73,200	1,155,828
Discover Financial Services	199,541	3,238,550
		4,394,378
CONTAINERS & PACKAGING ― 1.7%
Crown Holdings, Inc.(1)	162,300	4,414,560
DIVERSIFIED CONSUMER SERVICES ― 2.4%
Career Education Corp.(1)	114,300	2,786,634
Corinthian Colleges, Inc.(1)	95,300	1,768,768
Strayer Education, Inc.	7,800	1,697,904
		6,253,306
ELECTRICAL EQUIPMENT ― 0.9%
Cooper Industries plc, Class A	61,700	2,318,069

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.0%
Agilent Technologies, Inc.(1)	85,400	$ 2,376,682
Amphenol Corp., Class A	70,200	2,645,136
		5,021,818
ENERGY EQUIPMENT & SERVICES ― 1.1%
Cameron International Corp.(1)	38,800	1,467,416
Weatherford International Ltd.(1)	62,600	1,297,698
		2,765,114
FOOD & STAPLES RETAILING ― 2.4%
Costco Wholesale Corp.	40,900	2,309,214
Whole Foods Market, Inc.(1)	126,900	3,869,181
		6,178,395
FOOD PRODUCTS ― 0.7%
Green Mountain Coffee Roasters, Inc.(1)	22,620	1,670,261
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.6%
Beckman Coulter, Inc.	26,200	1,806,228
C.R. Bard, Inc.	33,200	2,609,852
Edwards Lifesciences Corp.(1)	13,900	971,749
ev3, Inc.(1)	104,300	1,283,933
		6,671,762
HEALTH CARE PROVIDERS & SERVICES ― 5.0%
Express Scripts, Inc.(1)	43,200	3,351,456
Health Management Associates, Inc., Class A(1)	313,300	2,346,617
Medco Health Solutions, Inc.(1)	55,200	3,053,112
Tenet Healthcare Corp.(1)	689,300	4,053,084
		12,804,269
HEALTH CARE TECHNOLOGY ― 1.1%
athenahealth, Inc.(1)	33,100	1,270,047
SXC Health Solutions Corp.(1)	31,761	1,486,097
		2,756,144
HOTELS, RESTAURANTS & LEISURE ― 3.6%
Cheesecake Factory, Inc. (The)(1)	58,600	1,085,272
Ctrip.com International Ltd. ADR(1)	42,000	2,469,180
Las Vegas Sands Corp.(1)	163,100	2,746,604
Starwood Hotels & Resorts Worldwide, Inc.	39,800	1,314,594
WMS Industries, Inc.(1)	38,300	1,706,648
		9,322,298
INDUSTRIAL CONGLOMERATES ― 0.5%
McDermott International, Inc.(1)	47,200	1,192,744
INSURANCE ― 0.5%
Genworth Financial, Inc., Class A	108,944	1,301,881
INTERNET & CATALOG RETAIL ― 1.5%
Netflix, Inc.(1)	26,600	1,228,122
priceline.com, Inc.(1)	16,071	2,664,893
		3,893,015
INTERNET SOFTWARE & SERVICES ― 3.7%
Digital River, Inc.(1)	50,700	2,044,224
Equinix, Inc.(1)	34,700	3,192,400
MercadoLibre, Inc.(1)	50,900	1,957,614
Tencent Holdings Ltd.	138,900	2,260,023
		9,454,261

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

IT SERVICES ― 3.2%
Cognizant Technology Solutions Corp., Class A(1)	88,900	$ 3,436,874
Global Payments, Inc.	61,300	2,862,710
MasterCard, Inc., Class A	9,600	1,940,640
		8,240,224
LIFE SCIENCES TOOLS & SERVICES ― 1.4%
Life Technologies Corp.(1)	75,300	3,505,215
MACHINERY ― 3.5%
Cummins, Inc.	42,500	1,904,425
Flowserve Corp.	21,615	2,129,942
Hitachi Construction Machinery Co. Ltd.	30,000	644,015
Ingersoll-Rand plc	76,900	2,358,523
Navistar International Corp.(1)	52,094	1,949,358
		8,986,263
METALS & MINING ― 3.6%
AK Steel Holding Corp.	159,000	3,137,070
Cliffs Natural Resources, Inc.	89,100	2,883,276
Steel Dynamics, Inc.	91,776	1,407,844
Walter Energy, Inc.	29,900	1,795,794
		9,223,984
MULTILINE RETAIL ― 2.4%
J.C. Penney Co., Inc.	70,000	2,362,500
Kohl's Corp.(1)	42,900	2,447,445
Nordstrom, Inc.	40,700	1,242,978
		6,052,923
MULTI-INDUSTRY ― 1.3%
Financial Select Sector SPDR Fund	224,800	3,358,512
OIL, GAS & CONSUMABLE FUELS ― 4.4%
Continental Resources, Inc.(1)	32,600	1,276,942
Petrohawk Energy Corp.(1)	196,546	4,758,379
Quicksilver Resources, Inc.(1)	204,281	2,898,747
Range Resources Corp.	47,500	2,344,600
		11,278,668
PROFESSIONAL SERVICES ― 0.5%
Manpower, Inc.	23,200	1,315,672
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 1.1%
CB Richard Ellis Group, Inc., Class A(1)	246,200	2,890,388
ROAD & RAIL ― 2.1%
J.B. Hunt Transport Services, Inc.	74,800	2,403,324
Kansas City Southern(1)	72,600	1,923,174
Union Pacific Corp.	19,500	1,137,825
		5,464,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 7.1%
Analog Devices, Inc.	102,700	2,832,466
Atheros Communications, Inc.(1)	69,600	1,846,488
Cypress Semiconductor Corp.(1)	123,600	1,276,788
Micron Technology, Inc.(1)	180,800	1,482,560
NVIDIA Corp.(1)	364,500	5,478,435
Silicon Laboratories, Inc.(1)	32,300	1,497,428
Teradyne, Inc.(1)	190,300	1,760,275
Varian Semiconductor Equipment Associates, Inc.(1)	63,600	2,088,624
		18,263,064

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

SOFTWARE ― 3.6%
Citrix Systems, Inc.(1)	66,300	$ 2,600,949
McAfee, Inc.(1)	60,223	2,637,165
Perfect World Co. Ltd., Class B ADR(1)	42,661	2,051,994
Rovi Corp.(1)	56,300	1,891,680
		9,181,788
SPECIALTY RETAIL ― 7.0%
Advance Auto Parts, Inc.	44,400	1,744,032
Aeropostale, Inc.(1)	40,300	1,751,841
Chico's FAS, Inc.(1)	266,900	3,469,700
Dick's Sporting Goods, Inc.(1)	56,400	1,263,360
Gymboree Corp.(1)	45,600	2,206,128
O'Reilly Automotive, Inc.(1)	101,800	3,679,052
Ross Stores, Inc.	54,900	2,622,573
Williams-Sonoma, Inc.	65,400	1,323,042
		18,059,728
TEXTILES, APPAREL & LUXURY GOODS ― 2.3%
Carter's, Inc.(1)	95,000	2,536,500
Fuqi International, Inc.(1)	46,100	1,349,808
Warnaco Group, Inc. (The)(1)	47,296	2,074,403
		5,960,711
THRIFTS & MORTGAGE FINANCE ― 0.3%
Hudson City Bancorp., Inc.	62,500	821,875
TOBACCO ― 2.1%
Lorillard, Inc.	73,400	5,453,620
TRADING COMPANIES & DISTRIBUTORS ― 1.5%
Fastenal Co.	60,500	2,341,350
MSC Industrial Direct Co., Class A	37,200	1,621,176
		3,962,526
WIRELESS TELECOMMUNICATION SERVICES ― 1.9%
Millicom International Cellular SA(1)	18,000	1,309,320
SBA Communications Corp., Class A(1)	134,474	3,634,832
		4,944,152
TOTAL COMMON STOCKS
(Cost $197,876,767)		255,110,368
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	63,562	63,562

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 6/30/13, valued at $1,632,003), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $1,600,001)		1,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,663,562)		1,663,562
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $199,540,329)		256,773,930
OTHER ASSETS AND LIABILITIES(2)		(30,352)
TOTAL NET ASSETS — 100.0%	$256,743,578

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	89.2%
People's Republic of China	3.2%
Cayman Islands	1.9%
Spain	1.1%
Bermuda	1.0%
Ireland	0.9%
Argentina	0.8%
Luxembourg	0.5%
Switzerland	0.5%
Japan	0.3%
Cash and Equivalents*	0.6%
*	Includes temporary cash investments and other assets and liabilities.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell	Settlement Date	Value	Unrealized Gain (Loss)
1,199,281	EUR for USD	10/30/09	$ 1,754,968	$ 4,209
(Value on Settlement Date $1,759,177)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP Capital Appreciation – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 229,013,084	–	–
Foreign Common Stocks	20,271,666	$ 5,825,618	–
Temporary Cash Investments	63,562	1,600,000	–
Total Value of Investment Securities	$ 249,348,312	$ 7,425,618	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 4,209	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 4,209	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 201,369,735
Gross tax appreciation of investments	$ 57,406,534
Gross tax depreciation of investments	(2,002,339)
Net tax appreciation (depreciation) of investments	$ 55,404,195

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

September 30, 2009

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE ― 2.6%
General Dynamics Corp.	19,234	$ 1,242,516
Honeywell International, Inc.	13,733	510,181
Lockheed Martin Corp.	19,527	1,524,668
Northrop Grumman Corp.	59,229	3,065,101
Raytheon Co.	11,551	554,102
		6,896,568
AIR FREIGHT & LOGISTICS ― 0.5%
Expeditors International of Washington, Inc.	2,788	97,998
FedEx Corp.	5,250	394,905
United Parcel Service, Inc., Class B	9,449	533,585
UTi Worldwide, Inc.	25,503	369,284
		1,395,772
AUTO COMPONENTS ― 0.2%
WABCO Holdings, Inc.	22,177	465,717
BEVERAGES ― 0.6%
Coca-Cola Co. (The)	14,273	766,460
Coca-Cola Enterprises, Inc.	20,556	440,104
Molson Coors Brewing Co., Class B	242	11,780
PepsiCo, Inc.	4,680	274,529
		1,492,873
BIOTECHNOLOGY ― 1.7%
Amgen, Inc.(1)	71,841	4,326,983
CAPITAL MARKETS ― 2.7%
Bank of New York Mellon Corp. (The)	53,942	1,563,779
BlackRock, Inc.	1,924	417,162
E*TRADE Financial Corp.(1)	52,260	91,455
Federated Investors, Inc., Class B	1,619	42,693
Goldman Sachs Group, Inc. (The)	10,168	1,874,471
Janus Capital Group, Inc.	18,756	265,960
Legg Mason, Inc.	1,963	60,912
Morgan Stanley	55,321	1,708,312
State Street Corp.	3,964	208,506
TD Ameritrade Holding Corp.(1)	44,478	872,658
		7,105,908
CHEMICALS ― 2.3%
Ashland, Inc.	26,783	1,157,561
CF Industries Holdings, Inc.	5,838	503,411
Dow Chemical Co. (The)	15,034	391,936
E.I. du Pont de Nemours & Co.	63,996	2,056,832
Minerals Technologies, Inc.	3,714	176,638
OM Group, Inc.(1)	12,159	369,512
Terra Industries, Inc.	25,204	873,823
Valspar Corp.	12,418	341,619
		5,871,332
COMMERCIAL BANKS ― 3.1%
Canadian Imperial Bank of Commerce	13,166	803,258
Cullen/Frost Bankers, Inc.	2,460	127,034
Fifth Third Bancorp.	26,748	270,957

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

First Horizon National Corp.(1)	11,423	$ 151,121
Huntington Bancshares, Inc.	67,055	315,829
KeyCorp	3,916	25,454
Marshall & Ilsley Corp.	7,135	57,579
PNC Financial Services Group, Inc.	3,205	155,731
Regions Financial Corp.	6,998	43,458
Royal Bank of Canada	14,296	765,837
SunTrust Banks, Inc.	4,845	109,255
Toronto-Dominion Bank (The)	14,534	936,716
U.S. Bancorp.	81,381	1,778,989
Wells Fargo & Co.	86,411	2,435,062
Zions Bancorp.	6,839	122,897
		8,099,177
COMMERCIAL SERVICES & SUPPLIES ― 0.7%
Herman Miller, Inc.	23,216	392,583
R.R. Donnelley & Sons Co.	73,235	1,556,976
		1,949,559
COMMUNICATIONS EQUIPMENT ― 1.0%
Cisco Systems, Inc.(1)	98,366	2,315,535
QUALCOMM, Inc.	7,059	317,514
		2,633,049
COMPUTERS & PERIPHERALS ― 4.2%
Apple, Inc.(1)	17,613	3,264,922
Diebold, Inc.	7,642	251,651
EMC Corp.(1)	35,793	609,913
Hewlett-Packard Co.	87,240	4,118,600
Synaptics, Inc.(1)	634	15,977
Western Digital Corp.(1)	75,324	2,751,585
		11,012,648
CONSTRUCTION & ENGINEERING ― 1.6%
EMCOR Group, Inc.(1)	78,684	1,992,279
Fluor Corp.	30,091	1,530,127
Shaw Group, Inc. (The)(1)	16,997	545,434
		4,067,840
CONSUMER FINANCE ― 0.4%
American Express Co.	17,428	590,809
Capital One Financial Corp.	7,756	277,122
Discover Financial Services	3,387	54,971
SLM Corp.(1)	2,950	25,724
		948,626
DIVERSIFIED CONSUMER SERVICES(2)
Apollo Group, Inc., Class A(1)	1,325	97,613
DIVERSIFIED FINANCIAL SERVICES ― 4.2%
Bank of America Corp.	212,983	3,603,672
Citigroup, Inc.	235,846	1,141,495
CME Group, Inc.	2,462	758,764
JPMorgan Chase & Co.	118,726	5,202,573
NYSE Euronext	12,583	363,523
		11,070,027
DIVERSIFIED TELECOMMUNICATION SERVICES ― 4.2%
AT&T, Inc.	206,952	5,589,774
Qwest Communications International, Inc.	224,153	854,023

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	149,061	$ 4,512,076
		10,955,873
ELECTRIC UTILITIES ― 2.1%
Duke Energy Corp.	4,449	70,027
Edison International	49,325	1,656,334
Entergy Corp.	4,184	334,134
Exelon Corp.	11,338	562,592
FPL Group, Inc.	50,313	2,778,787
		5,401,874
ELECTRICAL EQUIPMENT ― 1.1%
Acuity Brands, Inc.	11,436	368,353
Brady Corp., Class A	16,554	475,431
Emerson Electric Co.	27,988	1,121,759
GrafTech International Ltd.(1)	37,206	546,928
Rockwell Automation, Inc.	5,481	233,491
		2,745,962
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.1%
Arrow Electronics, Inc.(1)	19,379	545,519
Avnet, Inc.(1)	9,442	245,209
Celestica, Inc.(1)	175,405	1,662,839
Ingram Micro, Inc., Class A(1)	5,568	93,821
Tech Data Corp.(1)	7,052	293,433
		2,840,821
ENERGY EQUIPMENT & SERVICES ― 0.4%
ENSCO International, Inc.	5,778	245,796
Helix Energy Solutions Group, Inc.(1)	44,636	668,647
National Oilwell Varco, Inc.(1)	5,803	250,284
		1,164,727
FOOD & STAPLES RETAILING ― 1.8%
Kroger Co. (The)	30,818	636,084
SUPERVALU, INC.	92,798	1,397,538
Wal-Mart Stores, Inc.	51,650	2,535,498
		4,569,120
FOOD PRODUCTS ― 2.0%
Archer-Daniels-Midland Co.	26,234	766,557
Bunge Ltd.	32,938	2,062,248
ConAgra Foods, Inc.	2,659	57,647
Fresh Del Monte Produce, Inc.(1)	7,949	179,727
General Mills, Inc.	22,149	1,425,953
Kraft Foods, Inc., Class A	29,777	782,242
Tyson Foods, Inc., Class A	811	10,243
		5,284,617
GAS UTILITIES ― 0.1%
New Jersey Resources Corp.	3,035	110,201
UGI Corp.	8,142	204,038
		314,239
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.2%
Baxter International, Inc.	26,554	1,513,844
Becton, Dickinson & Co.	32,060	2,236,185
Boston Scientific Corp.(1)	54,753	579,834
C.R. Bard, Inc.	9,497	746,559

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Hill-Rom Holdings, Inc.	25,852	$ 563,057
		5,639,479
HEALTH CARE PROVIDERS & SERVICES ― 1.1%
AMERIGROUP Corp.(1)	2,822	62,564
Coventry Health Care, Inc.(1)	64,754	1,292,490
Humana, Inc.(1)	16,346	609,706
Magellan Health Services, Inc.(1)	3,085	95,820
WellCare Health Plans, Inc.(1)	9,407	231,882
WellPoint, Inc.(1)	11,908	563,963
		2,856,425
HOTELS, RESTAURANTS & LEISURE ― 1.5%
McDonald's Corp.	49,709	2,836,893
Panera Bread Co., Class A(1)	4,577	251,735
WMS Industries, Inc.(1)	7,495	333,977
Wyndham Worldwide Corp.	35,318	576,390
		3,998,995
HOUSEHOLD DURABLES ― 0.8%
Blyth, Inc.	2,500	96,825
Harman International Industries, Inc.	19,952	675,974
NVR, Inc.(1)	2,191	1,396,477
		2,169,276
HOUSEHOLD PRODUCTS ― 2.7%
Clorox Co.	4,564	268,454
Kimberly-Clark Corp.	41,770	2,463,595
Procter & Gamble Co. (The)	76,260	4,416,979
		7,149,028
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.6%
Constellation Energy Group, Inc.	34,612	1,120,391
NRG Energy, Inc.(1)	12,886	363,256
		1,483,647
INDUSTRIAL CONGLOMERATES ― 2.0%
3M Co.	9,485	699,993
Carlisle Cos., Inc.	25,464	863,484
General Electric Co.	220,370	3,618,476
		5,181,953
INSURANCE ― 3.4%
ACE Ltd.(1)	35,477	1,896,600
American Financial Group, Inc.	29,677	756,764
American International Group, Inc.(1)	2,010	88,661
Aspen Insurance Holdings Ltd.	39,206	1,037,783
Axis Capital Holdings Ltd.	14,251	430,095
Endurance Specialty Holdings Ltd.	7,812	284,904
Genworth Financial, Inc., Class A	23,011	274,982
Hartford Financial Services Group, Inc. (The)	6,380	169,070
Lincoln National Corp.	4,075	105,583
MetLife, Inc.	24,733	941,585
Principal Financial Group, Inc.	40,498	1,109,240
Prudential Financial, Inc.	28,635	1,429,173
StanCorp Financial Group, Inc.	1,733	69,961
Travelers Cos., Inc. (The)	7,892	388,523
		8,982,924

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

INTERNET & CATALOG RETAIL ― 0.1%
Netflix, Inc.(1)	6,531	$ 301,536
INTERNET SOFTWARE & SERVICES ― 1.1%
Google, Inc., Class A(1)	4,634	2,297,769
Yahoo!, Inc.(1)	30,023	534,710
		2,832,479
IT SERVICES ― 5.4%
Accenture plc, Class A	70,027	2,609,907
Broadridge Financial Solutions, Inc.	20,242	406,864
Computer Sciences Corp.(1)	44,643	2,353,133
Convergys Corp.(1)	24,699	245,508
International Business Machines Corp.	59,225	7,083,902
Western Union Co. (The)	75,134	1,421,535
		14,120,849
LEISURE EQUIPMENT & PRODUCTS ― 0.5%
Hasbro, Inc.	48,246	1,338,826
LIFE SCIENCES TOOLS & SERVICES ― 0.1%
PerkinElmer, Inc.	9,503	182,838
MACHINERY ― 1.4%
Cummins, Inc.	4,652	208,456
Dover Corp.	26,258	1,017,760
Flowserve Corp.	3,175	312,864
Lincoln Electric Holdings, Inc.	4,848	230,038
Mueller Industries, Inc.	15,995	381,801
Navistar International Corp.(1)	9,572	358,184
Parker Hannifin Corp.	15,587	808,030
Timken Co.	14,413	337,697
		3,654,830
MEDIA ― 2.4%
Comcast Corp., Class A	107,675	1,818,631
Gannett Co., Inc.	20,326	254,278
Harte-Hanks, Inc.	9,724	134,483
Time Warner, Inc.	93,875	2,701,723
Walt Disney Co. (The)	46,375	1,273,457
		6,182,572
METALS & MINING ― 0.3%
Allegheny Technologies, Inc.	4,502	157,525
Newmont Mining Corp.	605	26,632
Reliance Steel & Aluminum Co.	9,782	416,322
Worthington Industries, Inc.	10,535	146,436
		746,915
MULTILINE RETAIL ― 0.3%
Dollar Tree, Inc.(1)	3,433	167,119
Family Dollar Stores, Inc.	21,621	570,794
		737,913
MULTI-INDUSTRY ― 0.3%
Financial Select Sector SPDR Fund	54,509	814,364
MULTI-UTILITIES ― 1.3%
DTE Energy Co.	26,496	931,069
Integrys Energy Group, Inc.	11,152	400,245
PG&E Corp.	6,748	273,227

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Public Service Enterprise Group, Inc.	56,279	$ 1,769,412
		3,373,953
OIL, GAS & CONSUMABLE FUELS ― 12.5%
Alpha Natural Resources, Inc.(1)	39,892	1,400,209
Apache Corp.	9,736	894,057
Chevron Corp.	91,682	6,457,163
ConocoPhillips	99,738	4,504,168
Exxon Mobil Corp.	153,438	10,527,381
Hess Corp.	10,152	542,726
Murphy Oil Corp.	35,423	2,039,302
Occidental Petroleum Corp.	56,352	4,417,997
Tesoro Corp.	7,087	106,163
Valero Energy Corp.	78,091	1,514,185
World Fuel Services Corp.	6,349	305,197
		32,708,548
PERSONAL PRODUCTS(2)
Herbalife Ltd.	1,985	64,989
PHARMACEUTICALS ― 7.0%
Bristol-Myers Squibb Co.	114,030	2,567,956
Eli Lilly & Co.	90,514	2,989,677
Johnson & Johnson	120,540	7,339,681
Pfizer, Inc.	323,407	5,352,386
Wyeth	2,647	128,591
		18,378,291
PROFESSIONAL SERVICES ― 0.1%
Manpower, Inc.	3,190	180,905
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Apartment Investment & Management Co., Class A	2,318	34,190
Boston Properties, Inc.	434	28,449
HRPT Properties Trust	29,392	221,028
Kimco Realty Corp.	3,908	50,960
ProLogis	6,804	81,104
Public Storage	7,291	548,575
Simon Property Group, Inc.	8,106	562,799
Vornado Realty Trust	504	32,463
		1,559,568
ROAD & RAIL ― 1.4%
CSX Corp.	23,143	968,766
Norfolk Southern Corp.	20,673	891,213
Union Pacific Corp.	31,788	1,854,830
		3,714,809
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.8%
Amkor Technology, Inc.(1)	134,656	926,433
Analog Devices, Inc.	4,750	131,005
Broadcom Corp., Class A(1)	19,850	609,196
Intel Corp.	190,733	3,732,645
LSI Corp.(1)	276,748	1,519,347
Maxim Integrated Products, Inc.	15,860	287,700
NVIDIA Corp.(1)	21,920	329,458
Texas Instruments, Inc.	55,452	1,313,658
Xilinx, Inc.	42,641	998,652
		9,848,094

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

SOFTWARE ― 3.3%
Autodesk, Inc.(1)	12,352	$ 293,978
Microsoft Corp.	201,893	5,227,010
Novell, Inc.(1)	47,565	214,518
Oracle Corp.	74,079	1,543,806
Parametric Technology Corp.(1)	18,147	250,792
Sybase, Inc.(1)	7,786	302,875
Symantec Corp.(1)	16,688	274,851
Synopsys, Inc.(1)	24,370	546,376
		8,654,206
SPECIALTY RETAIL ― 2.7%
AutoNation, Inc.(1)	16,541	299,061
Barnes & Noble, Inc.	22,260	494,617
Gap, Inc. (The)	130,864	2,800,490
Home Depot, Inc. (The)	9,361	249,377
RadioShack Corp.	71,488	1,184,556
Rent-A-Center, Inc.(1)	41,490	783,331
Ross Stores, Inc.	25,149	1,201,368
		7,012,800
TEXTILES, APPAREL & LUXURY GOODS ― 0.6%
Columbia Sportswear Co.	3,547	145,994
Jones Apparel Group, Inc.	37,428	671,084
Polo Ralph Lauren Corp.	9,416	721,454
Timberland Co. (The), Class A(1)	10,550	146,856
		1,685,388
TOBACCO ― 1.4%
Altria Group, Inc.	52,720	938,943
Lorillard, Inc.	7,927	588,976
Philip Morris International, Inc.	13,425	654,335
Reynolds American, Inc.	34,891	1,553,347
		3,735,601
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Sprint Nextel Corp.(1)	58,411	230,723
TOTAL COMMON STOCKS
(Cost $237,532,915)		260,233,649
TEMPORARY CASH INVESTMENTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	79,524	79,524

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 6/30/13, value at $204,000), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $200,000)		200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $279,524)		279,524
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $237,812,439)		260,513,173
OTHER ASSETS AND LIABILITIES — 0.3%		692,664
TOTAL NET ASSETS — 100.0%		$261,205,837

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

Notes to Schedule of Investments
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

VP Income & Growth – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$260,233,649	–	–
Temporary Cash Investments	79,524	$200,000	–
Total Value of Investment Securities	$260,313,173	$200,000	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$246,707,650
Gross tax appreciation of investments	$ 36,069,410
Gross tax depreciation of investments	(22,263,887)
Net tax appreciation (depreciation) of investments	$ 13,805,523

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

September 30, 2009

VP International – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS & RIGHTS — 99.3%
AUSTRALIA ― 4.9%
BHP Billiton Ltd.	222,409	$ 7,402,974
Commonwealth Bank of Australia	80,190	3,660,982
CSL Ltd.	61,683	1,820,784
QBE Insurance Group Ltd.	42,600	904,216
Sims Metal Management Ltd.	18,434	371,272
Wesfarmers Ltd.	114,755	2,681,765
		16,841,993
BELGIUM ― 0.9%
Anheuser-Busch InBev NV	65,179	2,976,323
BERMUDA ― 0.6%
Seadrill Ltd.(1)	103,590	2,162,870
BRAZIL ― 3.6%
Companhia Brasileira de Meios de Pagamento	234,847	2,326,465
Itau Unibanco Holding SA Preference Shares	117,440	2,373,195
Petroleo Brasileiro SA ADR	42,270	1,940,193
Vale SA Preference Shares	269,200	5,564,520
		12,204,373
CANADA ― 1.2%
Canadian National Railway Co.	38,870	1,914,365
EnCana Corp.	17,501	1,008,233
Research In Motion Ltd.(1)	18,360	1,240,218
		4,162,816
CZECH REPUBLIC ― 1.2%
CEZ AS	75,410	4,021,913
DENMARK ― 2.1%
Novo Nordisk A/S B Shares	70,584	4,419,261
Vestas Wind Systems A/S(1)	38,255	2,765,508
		7,184,769
FRANCE ― 6.9%
Air Liquide SA	15,290	1,739,627
BNP Paribas	68,050	5,437,121
BNP Paribas Rights(1)	68,050	147,380
Carrefour SA	19,100	866,450
Cie Generale des Etablissements Michelin, Class B	26,520	2,080,499
Danone SA	33,874	2,041,273
GDF Suez	23,010	1,021,767
Legrand SA	36,810	1,023,991
LVMH Moet Hennessy Louis Vuitton SA	16,390	1,648,441
Pernod-Ricard SA	19,510	1,549,406
Publicis Groupe	43,990	1,764,457
Societe Television Francaise 1	19,319	339,528
Total SA	62,960	3,741,041
		23,400,981
GERMANY ― 5.0%
Allianz SE	20,300	2,536,002
BASF SE	54,590	2,892,610
Bayer AG	30,350	2,102,940
Daimler AG	55,040	2,771,074

VP International – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Deutsche Boerse AG	10,240	$ 836,896
E.ON AG	19,700	835,435
Fresenius Medical Care AG & Co. KGaA	47,353	2,358,075
HeidelbergCement AG	14,733	953,794
Muenchener Rueckversicherungs-Gesellschaft AG	11,040	1,761,421
		17,048,247
GREECE ― 2.0%
National Bank of Greece SA(1)	187,813	6,733,486
HONG KONG ― 1.4%
China Resources Land Ltd.	16,000	35,055
Li & Fung Ltd.	718,000	2,895,143
Melco Crown Entertainment Ltd. ADR(1)	252,150	1,754,964
		4,685,162
INDIA ― 1.9%
Axis Bank Ltd.	16,860	345,279
Hero Honda Motors Ltd.	51,260	1,782,085
Housing Development Finance Corp. Ltd.	12,064	699,576
Infosys Technologies Ltd.	57,820	2,772,187
Larsen & Toubro Ltd.	30,680	1,077,324
		6,676,451
INDONESIA ― 0.4%
PT Bank Rakyat Indonesia	1,815,500	1,408,821
IRELAND ― 1.7%
CRH plc	93,772	2,594,168
Experian plc	121,270	1,020,397
Ryanair Holdings plc ADR(1)	73,795	2,143,007
		5,757,572
ISRAEL ― 0.2%
Teva Pharmaceutical Industries Ltd. ADR	13,320	673,459
ITALY ― 4.2%
ENI SpA	84,030	2,100,247
Luxottica Group SpA(1)	24,680	639,244
Saipem SpA	235,279	7,085,602
UniCredit SpA(1)	1,168,030	4,563,662
		14,388,755
JAPAN ― 14.5%
Aisin Seiki Co. Ltd.	29,100	709,954
Asahi Glass Co. Ltd.	182,000	1,469,949
Benesse Corp.	18,500	906,812
Canon, Inc.	16,700	675,330
Daikin Industries Ltd.	18,800	676,477
Hitachi Construction Machinery Co. Ltd.	130,500	2,801,465
Honda Motor Co. Ltd.	195,700	6,028,079
HOYA Corp.	105,500	2,491,617
Ibiden Co., Ltd.	40,500	1,506,935
Japan Steel Works Ltd. (The)	154,000	1,770,490
JGC Corp.	59,000	1,206,751
Kubota Corp.	181,000	1,506,233
Mitsubishi Corp.	199,000	4,025,890
Mitsubishi Electric Corp.(1)	215,000	1,628,697
Mitsubishi Estate Co. Ltd.	20,000	314,599
Mitsubishi UFJ Financial Group, Inc.	273,400	1,468,042

VP International – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Murata Manufacturing Co. Ltd.	19,600	$ 930,162
Nidec Corp.	43,500	3,532,724
Nitori Co. Ltd.	42,800	3,647,524
Nomura ETF - Nikkei 225 Exchange Traded Fund	20,850	2,366,864
ORIX Corp.	42,940	2,621,414
Rakuten, Inc.	4,820	3,211,007
SOFTBANK CORP.	104,100	2,288,078
Terumo Corp.	22,200	1,221,723
Toshiba Corp.(1)	63,000	330,563
		49,337,379
LUXEMBOURG ― 1.1%
Millicom International Cellular SA(1)	40,582	2,951,935
SES SA Fiduciary Depositary Receipt	39,210	889,358
		3,841,293
MEXICO ― 0.4%
Grupo Financiero Banorte SAB de CV, Class O	421,760	1,411,179
MULTI-NATIONAL ― 1.8%
iShares MSCI EAFE Index Fund	55,320	3,026,004
iShares MSCI Emerging Markets Index Fund	84,420	3,284,782
		6,310,786
NETHERLANDS ― 1.9%
Akzo Nobel NV	17,900	1,108,922
ASML Holding NV	112,810	3,318,118
Koninklijke Ahold NV	69,420	835,035
Koninklijke KPN NV	81,780	1,356,491
		6,618,566
PEOPLE'S REPUBLIC OF CHINA ― 2.6%
Baidu, Inc. ADR(1)	1,760	688,248
Ctrip.com International Ltd. ADR(1)	27,650	1,625,544
Industrial & Commercial Bank of China Ltd. H Shares	3,233,000	2,436,206
NetEase.com, Inc. ADR(1)	23,510	1,073,937
Tencent Holdings Ltd.	190,200	3,094,718
		8,918,653
RUSSIAN FEDERATION ― 0.2%
Mechel ADR	32,240	579,675
SINGAPORE ― 0.2%
United Overseas Bank Ltd.	64,000	762,375
SOUTH KOREA ― 3.2%
Hana Financial Group, Inc.	20,420	703,630
Hyundai Motor Co.	32,708	3,095,219
POSCO	7,550	3,120,603
Samsung Electronics Co. Ltd.	5,870	4,060,301
		10,979,753
SPAIN ― 3.8%
Banco Bilbao Vizcaya Argentaria SA	81,670	1,449,678
Banco Santander SA	420,115	6,762,528
Telefonica SA	168,550	4,650,542
		12,862,748
SWEDEN ― 2.1%
Atlas Copco AB A Shares	148,120	1,907,977
Autoliv, Inc.	25,170	845,712
Electrolux AB B Shares(1)	79,370	1,815,935

VP International – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

H & M Hennes & Mauritz AB B Shares	44,590	$ 2,504,104
		7,073,728
SWITZERLAND ― 9.3%
ABB Ltd.(1)	117,780	2,364,010
Actelion Ltd.(1)	8,660	537,751
Adecco SA	50,880	2,705,286
Credit Suisse Group AG	76,110	4,223,029
Holcim Ltd.(1)	14,290	980,429
Julius Baer Holding AG	59,460	2,969,271
Nestle SA	97,820	4,168,418
Novartis AG	100,560	5,031,396
Roche Holding AG	32,156	5,197,462
SGS SA	360	484,609
Syngenta AG	13,360	3,069,590
		31,731,251
TAIWAN (REPUBLIC OF CHINA) ― 1.6%
Hon Hai Precision Industry Co. Ltd.	377,000	1,512,785
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	224,916	2,465,079
Wistron Corp.	793,994	1,476,945
		5,454,809
TURKEY ― 0.9%
Turkiye Garanti Bankasi AS	815,700	3,078,113
UNITED KINGDOM ― 17.5%
Admiral Group plc	182,844	3,380,894
Antofagasta plc	193,770	2,351,970
AstraZeneca plc	41,020	1,838,193
Autonomy Corp. plc(1)	84,440	2,198,299
Barclays plc(1)	919,654	5,438,057
BG Group plc	338,400	5,878,648
BP plc	255,200	2,255,399
British American Tobacco plc	48,613	1,525,072
British Sky Broadcasting Group plc	155,300	1,418,421
Cadbury plc	184,490	2,367,587
Capita Group plc (The)	84,841	979,628
Carnival plc	69,560	2,370,087
Compass Group plc	306,420	1,872,143
GlaxoSmithKline plc	104,608	2,055,469
HSBC Holdings plc	496,146	5,755,256
Intercontinental Hotels Group plc	93,150	1,209,550
Kingfisher plc	506,910	1,724,742
Man Group plc	152,603	807,739
Next plc	50,670	1,451,130
Reckitt Benckiser Group plc	58,497	2,858,832
Rolls-Royce Group plc(1)	210,870	1,586,605
Standard Chartered plc	72,293	1,781,551
Tesco plc	646,240	4,127,023
Tullow Oil plc	44,740	806,534
Vodafone Group plc	750,400	1,681,351
		59,720,180
TOTAL COMMON STOCKS & RIGHTS
(Cost $256,179,727)		339,008,479

VP International – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	84,426	$ 84,426

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralize by various U.S. Treasury obligations, 3.38%, 6/30/13, valued at $1,938,004), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $1,900,002)		1,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,984,426)		1,984,426
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $258,164,153)		340,992,905
OTHER ASSETS AND LIABILITIES — 0.1%		176,237
TOTAL NET ASSETS — 100.0%		$341,169,142

Market Sector Diversification
(as a % of net assets)
Financials	22.5%
Consumer Discretionary	14.9%
Information Technology	10.5%
Industrials	10.3%
Materials	9.6%
Health Care	8.0%
Energy	7.9%
Consumer Staples	7.6%
Telecommunication Services	3.8%
Diversified	2.5%
Utilities	1.7%
Cash and Equivalents*	0.7%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

VP International – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks & Rights	$ 25,300,990	$ 313,707,489	–
Temporary Cash Investments	84,426	1,900,000	–
Total Value of Investment Securities	$ 25,385,416	$ 315,607,489	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 269,845,944
Gross tax appreciation of investments	$ 71,794,148
Gross tax depreciation of investments	(647,187)
Net tax appreciation (depreciation) of investments	$ 71,146,961

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

September 30, 2009

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.9%
AEROSPACE & DEFENSE ― 2.0%
Honeywell International, Inc.	810	$ 30,092
Lockheed Martin Corp.	200	15,616
Northrop Grumman Corp.	1,460	75,555
		121,263
BEVERAGES ― 1.4%
Coca-Cola Co. (The)	1,580	84,846
BIOTECHNOLOGY ― 0.5%
Amgen, Inc.(1)(2)	520	31,320
CAPITAL MARKETS ― 4.4%
Ameriprise Financial, Inc.	1,560	56,675
Bank of New York Mellon Corp. (The)	2,080	60,299
Goldman Sachs Group, Inc. (The)	560	103,236
Morgan Stanley	1,550	47,864
		268,074
CHEMICALS ― 2.2%
E.I. du Pont de Nemours & Co.(2)	2,200	70,708
PPG Industries, Inc.	1,060	61,703
		132,411
COMMERCIAL BANKS ― 3.6%
PNC Financial Services Group, Inc.	820	39,844
U.S. Bancorp.	3,400	74,324
Wells Fargo & Co.	3,780	106,520
		220,688
COMMERCIAL SERVICES & SUPPLIES ― 1.9%
Avery Dennison Corp.	680	24,487
Pitney Bowes, Inc.	960	23,856
R.R. Donnelley & Sons Co.	1,580	33,591
Waste Management, Inc.	1,050	31,311
		113,245
COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	1,880	44,255
COMPUTERS & PERIPHERALS ― 1.2%
Hewlett-Packard Co.	1,480	69,871
DIVERSIFIED CONSUMER SERVICES ― 0.5%
H&R Block, Inc.	1,690	31,062
DIVERSIFIED FINANCIAL SERVICES ― 7.1%
Bank of America Corp.(2)	11,470	194,072
Citigroup, Inc.	2,670	12,923
JPMorgan Chase & Co.	5,120	224,359
		431,354
DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.0%
AT&T, Inc.	8,320	224,723
CenturyTel, Inc.	540	18,144
Verizon Communications, Inc.	3,980	120,475
		363,342
ELECTRIC UTILITIES ― 2.5%
Exelon Corp.(2)	1,750	86,835

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

PPL Corp.	2,160	$ 65,534
		152,369
ENERGY EQUIPMENT & SERVICES ― 1.6%
Baker Hughes, Inc.	470	20,050
Diamond Offshore Drilling, Inc.	170	16,238
National Oilwell Varco, Inc.(1)	1,230	53,050
Smith International, Inc.	300	8,610
		97,948
FOOD & STAPLES RETAILING ― 3.2%
Kroger Co. (The)	2,030	41,899
SYSCO Corp.	1,300	32,305
Walgreen Co.	1,880	70,443
Wal-Mart Stores, Inc.	1,030	50,563
		195,210
FOOD PRODUCTS ― 0.9%
Unilever NV New York Shares	1,960	56,566
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
Medtronic, Inc.	610	22,448
HEALTH CARE PROVIDERS & SERVICES ― 1.1%
Aetna, Inc.	880	24,490
Quest Diagnostics, Inc.	330	17,223
WellPoint, Inc.(1)	570	26,995
		68,708
HOTELS, RESTAURANTS & LEISURE ― 0.6%
Darden Restaurants, Inc.	470	16,041
Starbucks Corp.(1)	890	18,379
		34,420
HOUSEHOLD DURABLES ― 0.8%
Newell Rubbermaid, Inc.	2,950	46,285
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
NRG Energy, Inc.(1)	650	18,323
INDUSTRIAL CONGLOMERATES ― 4.2%
General Electric Co.	13,580	222,984
Tyco International Ltd.	870	29,997
		252,981
INSURANCE ― 4.3%
Allstate Corp. (The)	2,460	75,325
Chubb Corp. (The)	660	33,271
Loews Corp.	860	29,455
Torchmark Corp.	920	39,956
Travelers Cos., Inc. (The)	1,410	69,414
XL Capital Ltd., Class A	640	11,174
		258,595
IT SERVICES ― 1.5%
Fiserv, Inc.(1)(2)	480	23,136
International Business Machines Corp.(2)	550	65,785
		88,921
MACHINERY ― 2.2%
Dover Corp.	1,320	51,163
Ingersoll-Rand plc	1,770	54,286
Parker Hannifin Corp.	550	28,512
		133,961

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

MEDIA ― 4.2%
CBS Corp., Class B	3,500	$ 42,175
Comcast Corp., Class A	3,330	56,244
Time Warner Cable, Inc.	660	28,439
Time Warner, Inc.	2,490	71,662
Viacom, Inc., Class B(1)	2,020	56,641
		255,161
METALS & MINING ― 0.5%
Nucor Corp.	700	32,907
MULTILINE RETAIL ― 0.7%
Kohl's Corp.(1)	700	39,935
MULTI-UTILITIES ― 0.7%
PG&E Corp.	1,030	41,705
OFFICE ELECTRONICS ― 0.4%
Xerox Corp.	3,290	25,465
OIL, GAS & CONSUMABLE FUELS ― 15.9%
Apache Corp.	720	66,118
Chevron Corp.	2,830	199,317
ConocoPhillips	3,480	157,157
Devon Energy Corp.	650	43,764
Exxon Mobil Corp.	4,020	275,812
Occidental Petroleum Corp.	730	57,232
Royal Dutch Shell plc ADR	2,660	152,125
Valero Energy Corp.	790	15,318
		966,843
PAPER & FOREST PRODUCTS ― 0.5%
International Paper Co.	1,330	29,566
PHARMACEUTICALS ― 10.5%
Abbott Laboratories	1,060	52,438
Eli Lilly & Co.	1,440	47,563
Johnson & Johnson	1,890	115,082
Merck & Co., Inc.	3,300	104,379
Pfizer, Inc.	12,500	206,875
Wyeth	2,270	110,277
		636,614
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.7%
Host Hotels & Resorts, Inc.	800	9,416
Simon Property Group, Inc.	473	32,840
		42,256
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.7%
Applied Materials, Inc.	1,050	14,070
Intel Corp.	1,610	31,508
		45,578
SOFTWARE ― 1.9%
Activision Blizzard, Inc.(1)	790	9,788
Microsoft Corp.	2,570	66,537
Oracle Corp.	1,970	41,055
		117,380
SPECIALTY RETAIL ― 2.3%
Best Buy Co., Inc.	390	14,633
Gap, Inc. (The)	1,350	28,890

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Home Depot, Inc. (The)	2,080	$ 55,411
Staples, Inc.	1,670	38,777
		137,711
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
VF Corp.	450	32,594
TOBACCO ― 1.3%
Altria Group, Inc.	2,070	36,867
Lorillard, Inc.	570	42,351
		79,218
TOTAL COMMON STOCKS
(Cost $6,078,712)		5,821,399
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 3.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	11,000	11,000

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 6/30/13, valued at $204,000), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $200,000)		200,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $211,000)		211,000
TEMPORARY CASH INVESTMENTS — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $43,236)	43,236	43,236
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $6,332,948)		6,075,635
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,814)
TOTAL NET ASSETS — 100.0%		$6,070,821

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
4	S&P 500 E-Mini Futures	December 2009	$210,580	$6,434

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $211,000.

VP Large Company Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 5,517,251	–	–
Foreign Common Stocks	304,148	–	–
Temporary Cash Investments	54,236	$ 200,000	–
Total Value of Investment Securities	$ 5,875,635	$ 200,000	–
Other Financial Instruments
Futures Contracts	$ 6,434	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ 6,434	–	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 6,438,270
Gross tax appreciation of investments	$ 419,896
Gross tax depreciation of investments	(782,531)
Net tax appreciation (depreciation) of investments	$ (362,635)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

September 30, 2009

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE ― 0.6%
Northrop Grumman Corp.	35,043	$ 1,813,475
AIRLINES ― 0.5%
Southwest Airlines Co.	156,093	1,498,493
BEVERAGES ― 0.7%
Coca-Cola Enterprises, Inc.	54,573	1,168,408
Pepsi Bottling Group, Inc.	24,811	904,113
		2,072,521
CAPITAL MARKETS ― 4.6%
AllianceBernstein Holding LP	51,219	1,397,254
Ameriprise Financial, Inc.	102,641	3,728,947
Invesco Ltd.	49,058	1,116,560
Legg Mason, Inc.	19,389	601,641
Northern Trust Corp.	101,686	5,914,058
		12,758,460
CHEMICALS ― 1.2%
International Flavors & Fragrances, Inc.	56,539	2,144,524
Minerals Technologies, Inc.	26,626	1,266,333
		3,410,857
COMMERCIAL BANKS ― 2.4%
City National Corp.	22,170	863,078
Commerce Bancshares, Inc.	153,851	5,729,411
		6,592,489
COMMERCIAL SERVICES & SUPPLIES ― 6.4%
IESI-BFC Ltd.	250,993	3,242,829
Pitney Bowes, Inc.	161,920	4,023,712
Republic Services, Inc.	184,289	4,896,559
Waste Management, Inc.	187,495	5,591,101
		17,754,201
COMMUNICATIONS EQUIPMENT ― 0.8%
Emulex Corp.(1)	221,730	2,281,602
COMPUTERS & PERIPHERALS ― 1.3%
Diebold, Inc.	72,239	2,378,830
QLogic Corp.(1)	68,250	1,173,900
		3,552,730
CONTAINERS & PACKAGING ― 1.1%
Bemis Co., Inc.	120,107	3,111,972
DISTRIBUTORS ― 1.5%
Genuine Parts Co.	113,523	4,320,685
DIVERSIFIED ― 2.3%
iShares Russell Midcap Value Index Fund	180,970	6,409,957
DIVERSIFIED FINANCIAL SERVICES ― 0.1%
McGraw-Hill Cos., Inc. (The)	8,550	214,947
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.8%
BCE, Inc.	103,694	2,555,910
CenturyTel, Inc.	115,066	3,866,218
Iowa Telecommunications Services, Inc.	112,969	1,423,409
		7,845,537

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

ELECTRIC UTILITIES ― 5.3%
American Electric Power Co., Inc.	30,510	$ 945,505
Great Plains Energy, Inc.	23,341	418,971
IDACORP, Inc.	184,845	5,321,688
Northeast Utilities	53,947	1,280,702
Portland General Electric Co.	123,489	2,435,203
Westar Energy, Inc.	217,599	4,245,356
		14,647,425
ELECTRICAL EQUIPMENT ― 2.0%
Cooper Industries plc, Class A	49,810	1,871,361
Emerson Electric Co.	34,710	1,391,177
Hubbell, Inc., Class A	3,151	127,584
Hubbell, Inc., Class B	49,879	2,094,918
		5,485,040
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.6%
AVX Corp.	92,245	1,100,483
Littelfuse, Inc.(1)	10,043	263,528
Molex, Inc.	149,171	3,114,691
		4,478,702
ENERGY EQUIPMENT & SERVICES ― 1.8%
Baker Hughes, Inc.	25,200	1,075,032
BJ Services Co.	43,100	837,433
Cameron International Corp.(1)	45,740	1,729,887
Helmerich & Payne, Inc.	35,040	1,385,131
		5,027,483
FOOD & STAPLES RETAILING ― 0.5%
Costco Wholesale Corp.	23,890	1,348,829
FOOD PRODUCTS ― 6.3%
Campbell Soup Co.	154,851	5,051,240
ConAgra Foods, Inc.	244,338	5,297,248
General Mills, Inc.	9,730	626,417
H.J. Heinz Co.	111,350	4,426,163
Kellogg Co.	42,054	2,070,318
		17,471,386
GAS UTILITIES ― 1.9%
AGL Resources, Inc.	19,131	674,750
Southwest Gas Corp.	184,675	4,723,987
		5,398,737
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.6%
Beckman Coulter, Inc.	34,297	2,364,435
Boston Scientific Corp.(1)	68,901	729,662
CareFusion Corp.(1)	44,985	980,673
Covidien plc	21,350	923,601
Symmetry Medical, Inc.(1)	215,912	2,239,007
Zimmer Holdings, Inc.(1)	54,149	2,894,264
		10,131,642
HEALTH CARE PROVIDERS & SERVICES ― 2.5%
Cardinal Health, Inc.	64,460	1,727,528
LifePoint Hospitals, Inc.(1)	123,373	3,338,473
Patterson Cos., Inc.(1)	32,830	894,618
Select Medical Holdings Corp.(1)	83,454	840,382

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Universal Health Services, Inc., Class B	2,568	$ 159,036
		6,960,037
HEALTH CARE TECHNOLOGY ― 0.8%
IMS Health, Inc.	144,209	2,213,608
HOTELS, RESTAURANTS & LEISURE ― 3.2%
CEC Entertainment, Inc.(1)	96,660	2,499,628
International Speedway Corp., Class A	131,744	3,632,182
Speedway Motorsports, Inc.	187,710	2,701,147
		8,832,957
HOUSEHOLD DURABLES ― 1.0%
Fortune Brands, Inc.	65,070	2,796,709
Whirlpool Corp.	1,571	109,907
		2,906,616
HOUSEHOLD PRODUCTS ― 2.6%
Kimberly-Clark Corp.	121,517	7,167,073
INSURANCE ― 9.8%
Aon Corp.	171,090	6,961,652
Chubb Corp. (The)	100,818	5,082,235
HCC Insurance Holdings, Inc.	61,556	1,683,556
Marsh & McLennan Cos., Inc.	394,727	9,761,599
Transatlantic Holdings, Inc.	21,904	1,098,924
Travelers Cos., Inc. (The)	57,890	2,849,925
		27,437,891
IT SERVICES ― 0.7%
Accenture plc, Class A	52,270	1,948,103
LEISURE EQUIPMENT & PRODUCTS ― 0.9%
Mattel, Inc.	129,730	2,394,816
MACHINERY ― 2.7%
Altra Holdings, Inc.(1)	320,726	3,588,924
Dover Corp.	32,823	1,272,219
Kaydon Corp.	85,655	2,776,935
		7,638,078
METALS & MINING ― 1.6%
Barrick Gold Corp.	33,332	1,263,283
Newmont Mining Corp.	72,391	3,186,652
		4,449,935
MULTI-UTILITIES ― 4.2%
Ameren Corp.	32,303	816,620
PG&E Corp.	22,750	921,148
Wisconsin Energy Corp.	159,488	7,204,073
Xcel Energy, Inc.	137,785	2,650,983
		11,592,824
OIL, GAS & CONSUMABLE FUELS ― 6.2%
Apache Corp.	35,088	3,222,131
EOG Resources, Inc.	26,490	2,212,180
EQT Corp.	108,484	4,621,418
Imperial Oil Ltd.	79,630	3,030,797
Murphy Oil Corp.	31,400	1,807,698
Noble Energy, Inc.	37,380	2,465,585
		17,359,809
PAPER & FOREST PRODUCTS ― 0.8%
MeadWestvaco Corp.	32,242	719,319

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Weyerhaeuser Co.	37,491	$ 1,374,045
		2,093,364
PERSONAL PRODUCTS ― 0.8%
Estee Lauder Cos., Inc. (The), Class A	59,610	2,210,339
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.5%
Boston Properties, Inc.	27,045	1,772,800
Federal Realty Investment Trust	4,599	282,241
Government Properties Income Trust(1)	97,612	2,343,664
HCP, Inc.	5,540	159,219
Host Hotels & Resorts, Inc.	178,157	2,096,908
Public Storage	2,807	211,199
		6,866,031
ROAD & RAIL ― 0.4%
Heartland Express, Inc.	86,980	1,252,512
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.5%
Applied Materials, Inc.	208,990	2,800,466
KLA-Tencor Corp.	29,820	1,069,345
Teradyne, Inc.(1)	110,976	1,026,528
Verigy Ltd.(1)	168,750	1,960,875
		6,857,214
SOFTWARE ― 0.4%
Synopsys, Inc.(1)	47,235	1,059,009
SPECIALTY RETAIL ― 3.8%
Lowe's Cos., Inc.	272,430	5,704,684
PetSmart, Inc.	230,960	5,023,380
		10,728,064
THRIFTS & MORTGAGE FINANCE ― 2.4%
Hudson City Bancorp., Inc.	53,040	697,476
People's United Financial, Inc.	359,597	5,595,329
Washington Federal, Inc.	23,084	389,196
		6,682,001
TOTAL COMMON STOCKS
(Cost $229,902,369)		276,277,451
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	37,843	37,843
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 6/30/13, valued at $3,060,006), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $3,000,003)		3,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,037,843)		3,037,843
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $232,940,212)		279,315,294
OTHER ASSETS AND LIABILITIES — (0.2)%		(431,345)
TOTAL NET ASSETS — 100.0%		$278,883,949

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
8,493,698	CAD for USD	10/30/09	$7,933,216	$(122,164)
(Value on Settlement Date $7,811,052)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

VP Mid Cap Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 261,352,053	–	–
Foreign Common Stocks	9,338,691	$ 5,586,707	–
Temporary Cash Investments	37,843	3,000,000	–
Total Value of Investment Securities	$ 270,728,587	$ 8,586,707	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ (122,164)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ (122,164)	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 260,605,441
Gross tax appreciation of investments	$ 20,651,859
Gross tax depreciation of investments	(1,942,006)
Net tax appreciation (depreciation) of investments	$ 18,709,853

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

September 30, 2009

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE ― 3.0%
General Dynamics Corp.	61,730	$ 3,987,758
Lockheed Martin Corp.	38,610	3,014,669
		7,002,427
BEVERAGES ― 2.9%
Coca-Cola Co. (The)	103,980	5,583,726
PepsiCo, Inc.	17,630	1,034,176
		6,617,902
BIOTECHNOLOGY ― 4.6%
Alexion Pharmaceuticals, Inc.(1)	32,110	1,430,179
Celgene Corp.(1)	51,250	2,864,875
Genzyme Corp.(1)	32,220	1,827,841
Gilead Sciences, Inc.(1)	97,960	4,562,977
		10,685,872
CAPITAL MARKETS ― 3.5%
BlackRock, Inc.	9,000	1,951,380
Charles Schwab Corp. (The)	163,450	3,130,067
Goldman Sachs Group, Inc. (The)	16,540	3,049,149
		8,130,596
CHEMICALS ― 3.2%
Monsanto Co.	53,990	4,178,826
Mosaic Co. (The)	37,890	1,821,372
Nalco Holding Co.	62,100	1,272,429
		7,272,627
COMMUNICATIONS EQUIPMENT ― 5.0%
Cisco Systems, Inc.(1)	268,550	6,321,667
QUALCOMM, Inc.	116,970	5,261,311
		11,582,978
COMPUTERS & PERIPHERALS ― 7.6%
Apple, Inc.(1)	47,090	8,729,073
EMC Corp.(1)	174,100	2,966,664
Hewlett-Packard Co.	125,280	5,914,469
		17,610,206
CONSTRUCTION & ENGINEERING ― 0.5%
Fluor Corp.	22,420	1,140,057
CONSUMER FINANCE ― 0.4%
American Express Co.	23,790	806,481
DIVERSIFIED FINANCIAL SERVICES ― 2.7%
CME Group, Inc.	10,860	3,346,943
JPMorgan Chase & Co.	62,980	2,759,784
		6,106,727
ELECTRICAL EQUIPMENT ― 2.8%
ABB Ltd.(1)	43,780	878,726
ABB Ltd. ADR(1)	85,940	1,722,238
Emerson Electric Co.	94,940	3,805,195
		6,406,159
ENERGY EQUIPMENT & SERVICES ― 1.4%
Schlumberger Ltd.	54,150	3,227,340

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING ― 4.0%
Costco Wholesale Corp.	54,350	$ 3,068,601
Wal-Mart Stores, Inc.	127,260	6,247,193
		9,315,794
FOOD PRODUCTS ― 2.5%
General Mills, Inc.	44,140	2,841,733
Nestle SA	66,010	2,812,894
		5,654,627
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.7%
Baxter International, Inc.	54,710	3,119,017
Gen-Probe, Inc.(1)	17,890	741,362
Intuitive Surgical, Inc.(1)	1,780	466,805
NuVasive, Inc.(1)	14,450	603,432
Varian Medical Systems, Inc.(1)	31,470	1,325,831
		6,256,447
HEALTH CARE PROVIDERS & SERVICES ― 4.0%
Express Scripts, Inc.(1)	70,970	5,505,853
Medco Health Solutions, Inc.(1)	10,650	589,051
UnitedHealth Group, Inc.	123,420	3,090,437
		9,185,341
HOTELS, RESTAURANTS & LEISURE ― 2.5%
Intercontinental Hotels Group plc	62,740	814,677
McDonald's Corp.	68,430	3,905,300
Yum! Brands, Inc.	29,290	988,830
		5,708,807
HOUSEHOLD PRODUCTS ― 1.7%
Colgate-Palmolive Co.	50,960	3,887,229
INSURANCE ― 1.5%
MetLife, Inc.	91,020	3,465,131
INTERNET & CATALOG RETAIL ― 1.9%
Amazon.com, Inc.(1)	47,420	4,427,131
INTERNET SOFTWARE & SERVICES ― 5.4%
Baidu, Inc. ADR(1)	5,970	2,334,569
Google, Inc., Class A(1)	17,270	8,563,329
Tencent Holdings Ltd.	92,600	1,506,682
		12,404,580
IT SERVICES ― 3.3%
International Business Machines Corp.	9,610	1,149,452
MasterCard, Inc., Class A	19,000	3,840,850
Visa, Inc., Class A	37,970	2,624,107
		7,614,409
LEISURE EQUIPMENT & PRODUCTS ― 0.7%
Hasbro, Inc.	57,940	1,607,835
LIFE SCIENCES TOOLS & SERVICES ― 0.5%
Thermo Fisher Scientific, Inc.(1)	26,500	1,157,255
MACHINERY ― 2.7%
Cummins, Inc.	31,030	1,390,454
Deere & Co.	25,920	1,112,487
Joy Global, Inc.	33,800	1,654,172
Parker Hannifin Corp.	38,450	1,993,248
		6,150,361

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

METALS & MINING ― 1.9%
BHP Billiton Ltd. ADR	41,920	$ 2,767,139
Nucor Corp.	33,530	1,576,246
		4,343,385
MULTILINE RETAIL ― 1.3%
Kohl's Corp.(1)	50,750	2,895,287
OIL, GAS & CONSUMABLE FUELS ― 2.7%
EOG Resources, Inc.	28,360	2,368,344
Occidental Petroleum Corp.	32,280	2,530,752
Southwestern Energy Co.(1)	32,800	1,399,904
		6,299,000
PHARMACEUTICALS ― 3.7%
Abbott Laboratories	88,080	4,357,318
Bristol-Myers Squibb Co.	29,210	657,809
Teva Pharmaceutical Industries Ltd. ADR	67,700	3,422,912
		8,438,039
ROAD & RAIL ― 0.4%
Union Pacific Corp.	17,150	1,000,703
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.6%
Altera Corp.	105,390	2,161,549
Applied Materials, Inc.	156,750	2,100,450
ASML Holding NV	84,450	2,483,956
Linear Technology Corp.	69,480	1,919,732
Microchip Technology, Inc.	68,390	1,812,335
		10,478,022
SOFTWARE ― 7.4%
Adobe Systems, Inc.(1)	129,760	4,287,270
Electronic Arts, Inc.(1)	79,770	1,519,619
Microsoft Corp.	244,880	6,339,943
Oracle Corp.	169,300	3,528,212
VMware, Inc., Class A(1)	34,460	1,384,258
		17,059,302
SPECIALTY RETAIL ― 3.3%
Lowe's Cos., Inc.	129,680	2,715,499
Staples, Inc.	102,520	2,380,514
TJX Cos., Inc. (The)	65,890	2,447,814
		7,543,827
TEXTILES, APPAREL & LUXURY GOODS ― 1.1%
NIKE, Inc., Class B	40,750	2,636,525
TOBACCO ― 2.1%
Philip Morris International, Inc.	100,990	4,922,253
TRADING COMPANIES & DISTRIBUTORS ― 0.5%
W.W. Grainger, Inc.	12,890	1,151,850
TOTAL COMMON STOCKS
(Cost $182,826,385)		230,192,512

TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	98,044	98,044

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Value

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 6/30/13, valued at $714,001), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $700,001)
$ 700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $798,044)	798,044
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $183,624,429)	230,990,556
OTHER ASSETS AND LIABILITIES — (0.3)%	(798,702)
TOTAL NET ASSETS — 100.0%	$230,191,854

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,909,909	CHF for USD	10/30/09	$1,843,340	$10,806
844,922	EUR for USD	10/30/09	1,236,417	2,966
205,001	GBP for USD	10/30/09	327,583	(1,282)
			$3,407,340	$12,490
(Value on Settlement Date $3,419,830)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

VP Ultra – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open- end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 211,448,720	–	–
Foreign Common Stocks	10,246,857	$ 8,496,935	–
Temporary Cash Investments	98,044	700,000	–
Total Value of Investment Securities	$ 221,793,621	$ 9,196,935	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 12,490	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 12,490	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 193,041,701
Gross tax appreciation of investments	$ 40,295,029
Gross tax depreciation of investments	(2,346,174)
Net tax appreciation (depreciation) of investments	$ 37,948,855

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

September 30, 2009

VP Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.0%
AEROSPACE & DEFENSE ― 1.2%
Boeing Co. (The)	48,261	$ 2,613,333
Honeywell International, Inc.	113,105	4,201,851
Northrop Grumman Corp.	125,152	6,476,616
		13,291,800
AIR FREIGHT & LOGISTICS ― 0.9%
United Parcel Service, Inc., Class B	173,087	9,774,223
AIRLINES ― 0.4%
Southwest Airlines Co.	457,925	4,396,080
AUTOMOBILES ― 1.5%
Honda Motor Co. Ltd.	146,200	4,503,348
Toyota Motor Corp.	321,400	12,782,242
		17,285,590
BEVERAGES ― 1.0%
PepsiCo, Inc.	188,055	11,031,306
CAPITAL MARKETS ― 5.6%
AllianceBernstein Holding LP	479,592	13,083,270
Ameriprise Financial, Inc.	296,643	10,777,040
Bank of New York Mellon Corp. (The)	411,954	11,942,546
Goldman Sachs Group, Inc. (The)	33,459	6,168,167
Legg Mason, Inc.	195,320	6,060,780
Morgan Stanley	178,782	5,520,788
Northern Trust Corp.	137,628	8,004,445
State Street Corp.	41,459	2,180,743
		63,737,779
CHEMICALS ― 1.0%
E.I. du Pont de Nemours & Co.	253,825	8,157,936
International Flavors & Fragrances, Inc.	60,489	2,294,348
Minerals Technologies, Inc.	17,522	833,346
		11,285,630
COMMERCIAL BANKS ― 1.5%
Commerce Bancshares, Inc.	111,309	4,145,147
U.S. Bancorp.	596,625	13,042,223
		17,187,370
COMMERCIAL SERVICES & SUPPLIES ― 2.2%
Avery Dennison Corp.	54,088	1,947,709
Pitney Bowes, Inc.	219,048	5,443,343
Republic Services, Inc.	275,391	7,317,139
Waste Management, Inc.	364,153	10,859,042
		25,567,233
COMMUNICATIONS EQUIPMENT ― 0.4%
Nokia Oyj ADR	328,227	4,798,679
COMPUTERS & PERIPHERALS ― 1.4%
Diebold, Inc.	259,821	8,555,906
Hewlett-Packard Co.	98,130	4,632,717
QLogic Corp.(1)	137,100	2,358,120
		15,546,743
CONTAINERS & PACKAGING ― 0.9%
Bemis Co., Inc.	383,137	9,927,080

VP Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

DISTRIBUTORS ― 1.4%
Genuine Parts Co.	406,743	$ 15,480,639
DIVERSIFIED ― 0.4%
iShares Russell 3000 Value Index Fund	56,202	4,085,323
DIVERSIFIED FINANCIAL SERVICES ― 3.7%
JPMorgan Chase & Co.	766,636	33,593,989
McGraw-Hill Cos., Inc. (The)	350,549	8,812,802
		42,406,791
DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.4%
AT&T, Inc.	1,669,933	45,104,890
BCE, Inc.	212,506	5,237,971
Verizon Communications, Inc.	365,918	11,076,338
		61,419,199
ELECTRIC UTILITIES ― 3.5%
American Electric Power Co., Inc.	143,171	4,436,869
IDACORP, Inc.	461,774	13,294,473
Southern Co.	127,001	4,022,122
Westar Energy, Inc.	925,356	18,053,696
		39,807,160
ELECTRICAL EQUIPMENT ― 2.2%
Cooper Industries plc, Class A	89,013	3,344,218
Emerson Electric Co.	147,320	5,904,586
Hubbell, Inc., Class B	380,573	15,984,066
		25,232,870
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.7%
Molex, Inc.	543,705	11,352,561
Tyco Electronics Ltd.	344,272	7,670,380
		19,022,941
ENERGY EQUIPMENT & SERVICES ― 1.4%
Baker Hughes, Inc.	88,054	3,756,384
Cameron International Corp.(1)	56,764	2,146,814
Helmerich & Payne, Inc.	56,248	2,223,483
Schlumberger Ltd.	129,243	7,702,883
		15,829,564
FOOD & STAPLES RETAILING ― 0.5%
Costco Wholesale Corp.	40,103	2,264,215
Wal-Mart Stores, Inc.	61,487	3,018,397
		5,282,612
FOOD PRODUCTS ― 5.2%
Campbell Soup Co.	176,196	5,747,513
ConAgra Foods, Inc.	470,322	10,196,581
H.J. Heinz Co.	275,993	10,970,722
Kellogg Co.	63,296	3,116,062
Kraft Foods, Inc., Class A	761,812	20,012,801
Unilever NV CVA	329,956	9,509,556
		59,553,235
GAS UTILITIES ― 1.2%
Southwest Gas Corp.	220,099	5,630,132
WGL Holdings, Inc.	235,855	7,816,235
		13,446,367
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.1%
Beckman Coulter, Inc.	154,717	10,666,190

VP Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Boston Scientific Corp.(1)	329,674	$ 3,491,248
CareFusion Corp.(1)	87,519	1,907,914
Zimmer Holdings, Inc.(1)	149,647	7,998,632
		24,063,984
HEALTH CARE PROVIDERS & SERVICES ― 0.8%
Cardinal Health, Inc.	115,804	3,103,547
LifePoint Hospitals, Inc.(1)	218,153	5,903,220
		9,006,767
HOTELS, RESTAURANTS & LEISURE ― 1.6%
International Speedway Corp., Class A	410,024	11,304,362
Speedway Motorsports, Inc.	525,465	7,561,441
		18,865,803
HOUSEHOLD DURABLES ― 0.6%
Whirlpool Corp.	95,844	6,705,246
HOUSEHOLD PRODUCTS ― 3.4%
Kimberly-Clark Corp.	452,335	26,678,718
Procter & Gamble Co. (The)	203,891	11,809,367
		38,488,085
INDUSTRIAL CONGLOMERATES ― 3.5%
3M Co.	88,995	6,567,831
General Electric Co.	2,029,961	33,331,960
		39,899,791
INSURANCE ― 7.7%
Allstate Corp. (The)	317,169	9,711,715
Aon Corp.	89,554	3,643,952
Berkshire Hathaway, Inc., Class A(1)	214	21,614,000
Chubb Corp. (The)	172,943	8,718,057
Marsh & McLennan Cos., Inc.	1,187,072	29,356,291
Transatlantic Holdings, Inc.	87,367	4,383,202
Travelers Cos., Inc. (The)	209,265	10,302,116
		87,729,333
IT SERVICES ― 0.8%
Accenture plc, Class A	105,350	3,926,395
Automatic Data Processing, Inc.	136,094	5,348,494
		9,274,889
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Mattel, Inc.	42,942	792,709
MEDIA ― 0.5%
Walt Disney Co. (The)	200,852	5,515,396
METALS & MINING ― 0.6%
Barrick Gold Corp.	60,067	2,276,539
Newmont Mining Corp.	96,642	4,254,181
		6,530,720
MULTILINE RETAIL ― 0.7%
Target Corp.	161,734	7,549,743
MULTI-UTILITIES ― 2.3%
Ameren Corp.	85,229	2,154,589
PG&E Corp.	88,545	3,585,187
Wisconsin Energy Corp.	325,177	14,688,245
Xcel Energy, Inc.	310,952	5,982,717
		26,410,738

VP Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

OIL, GAS & CONSUMABLE FUELS ― 14.9%
Anadarko Petroleum Corp.	27,601	$ 1,731,411
Apache Corp.	125,387	11,514,288
BP plc ADR	228,132	12,143,466
Chevron Corp.	302,532	21,307,329
ConocoPhillips	64,363	2,906,633
Devon Energy Corp.	120,712	8,127,539
EOG Resources, Inc.	42,150	3,519,947
EQT Corp.	298,187	12,702,766
Exxon Mobil Corp.	843,587	57,878,504
Total SA	512,854	30,473,439
Valero Energy Corp.	138,970	2,694,628
XTO Energy, Inc.	125,466	5,184,255
		170,184,205
PAPER & FOREST PRODUCTS ― 0.4%
Weyerhaeuser Co.	112,633	4,127,999
PHARMACEUTICALS ― 8.1%
Bristol-Myers Squibb Co.	458,062	10,315,556
Eli Lilly & Co.	281,562	9,299,993
Johnson & Johnson	305,934	18,628,321
Merck & Co., Inc.	377,819	11,950,415
Pfizer, Inc.	1,562,188	25,854,211
Wyeth	345,163	16,768,019
		92,816,515
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Boston Properties, Inc.	73,811	4,838,311
Host Hotels & Resorts, Inc.	239,001	2,813,042
Public Storage	33,266	2,502,934
		10,154,287
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.9%
Applied Materials, Inc.	595,337	7,977,516
Intel Corp.	576,029	11,272,887
KLA-Tencor Corp.	32,581	1,168,355
Texas Instruments, Inc.	68,392	1,620,206
		22,038,964
SPECIALTY RETAIL ― 2.5%
Lowe's Cos., Inc.	1,150,463	24,090,695
PetSmart, Inc.	229,253	4,986,253
		29,076,948
TOTAL COMMON STOCKS
(Cost $1,078,315,672)		1,114,628,336

VP Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 1.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	72,550	$ 72,550

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 6/30/13, valued at $19,584,035), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $19,200,016)		19,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $19,272,550)		19,272,550
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,097,588,222)		1,133,900,886
OTHER ASSETS AND LIABILITIES — 0.3%		3,937,576
TOTAL NET ASSETS — 100.0%		$1,137,838,462

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
6,362,179	CAD for USD	10/30/09	$ 5,942,352	$ (96,749)
26,312,613	EUR for USD	10/30/09	38,504,562	92,358
6,042,999	GBP for USD	10/30/09	9,656,490	(37,789)
1,000,013,950	JPY for USD	10/30/09	11,142,452	33,492
			$ 65,245,856	$ (8,688)
(Value on Settlement Date $65,237,168)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

VP Value – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 1,021,306,321	–	–
Foreign Common Stocks	30,815,459	$ 62,506,556	–
Temporary Cash Investments	72,550	19,200,000	–
Total Value of Investment Securities	$ 1,052,194,330	$ 81,706,556	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ (8,688)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ (8,688)	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,187,540,852
Gross tax appreciation of investments	$ 68,119,852
Gross tax depreciation of investments	(121,759,818)
Net tax appreciation (depreciation) of investments	$ (53,639,966)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

September 30, 2009

VP Vista – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE ― 1.4%
BE Aerospace, Inc.(1)	12,889	$ 259,585
Precision Castparts Corp.	1,828	186,218
		445,803
AUTO COMPONENTS ― 1.4%
Autoliv, Inc.	8,964	301,190
Tenneco, Inc.(1)	8,766	114,309
		415,499
BIOTECHNOLOGY ― 1.0%
Alexion Pharmaceuticals, Inc.(1)	7,125	317,348
CAPITAL MARKETS ― 9.1%
Janus Capital Group, Inc.	43,889	622,346
Jefferies Group, Inc.(1)	25,808	702,752
Lazard Ltd., Class A	16,400	677,484
Legg Mason, Inc.	15,877	492,663
Morgan Stanley	5,239	161,780
Waddell & Reed Financial, Inc., Class A	5,662	161,084
		2,818,109
CHEMICALS ― 3.4%
Celanese Corp., Series A	18,087	452,175
CF Industries Holdings, Inc.	4,996	430,805
Scotts Miracle-Gro Co. (The), Class A	3,799	163,167
		1,046,147
COMMERCIAL BANKS ― 0.8%
Fifth Third Bancorp.	23,359	236,627
COMMERCIAL SERVICES & SUPPLIES ― 0.5%
Tetra Tech, Inc.(1)	6,083	161,382
COMMUNICATIONS EQUIPMENT ― 2.0%
Alcatel-Lucent ADR(1)	45,309	203,437
CommScope, Inc.(1)	8,688	260,032
Tellabs, Inc.(1)	21,029	145,521
		608,990
COMPUTERS & PERIPHERALS ― 2.7%
Seagate Technology	18,468	280,898
STEC, Inc.(1)	4,807	141,278
Western Digital Corp.(1)	11,635	425,027
		847,203
CONSTRUCTION & ENGINEERING ― 4.4%
AECOM Technology Corp.(1)	16,724	453,889
Quanta Services, Inc.(1)	22,946	507,795
Shaw Group, Inc. (The)(1)	5,126	164,493
URS Corp.(1)	5,118	223,401
		1,349,578
CONSUMER FINANCE ― 0.6%
Discover Financial Services	10,555	171,308
CONTAINERS & PACKAGING ― 1.5%
Crown Holdings, Inc.(1)	17,086	464,739
DIVERSIFIED FINANCIAL SERVICES ― 0.5%
IntercontinentalExchange, Inc.(1)	1,673	162,599

VP Vista – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT ― 0.5%
Suntech Power Holdings Co. Ltd. ADR(1)	9,701	$ 147,455
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
LG Display Co., Ltd.	4,870	140,117
ENERGY EQUIPMENT & SERVICES ― 3.2%
Atwood Oceanics, Inc.(1)	11,107	391,744
Cameron International Corp.(1)	9,380	354,752
Oceaneering International, Inc.(1)	4,298	243,911
		990,407
FOOD PRODUCTS ― 0.6%
Green Mountain Coffee Roasters, Inc.(1)	2,392	176,625
HEALTH CARE PROVIDERS & SERVICES ― 4.8%
Express Scripts, Inc.(1)	8,425	653,612
Health Management Associates, Inc., Class A(1)	33,165	248,406
Medco Health Solutions, Inc.(1)	6,112	338,055
Tenet Healthcare Corp.(1)	40,921	240,615
		1,480,688
HEALTH CARE TECHNOLOGY ― 0.8%
Allscripts-Misys Healthcare Solutions, Inc.	11,946	242,145
HOTELS, RESTAURANTS & LEISURE ― 5.3%
Bally Technologies, Inc.(1)	4,273	163,955
Boyd Gaming Corp.(1)	15,600	170,508
Ctrip.com International Ltd. ADR(1)	5,114	300,652
International Game Technology	15,142	325,250
Las Vegas Sands Corp.(1)	15,795	265,988
WMS Industries, Inc.(1)	5,306	236,435
Wynn Resorts Ltd.(1)	2,464	174,673
		1,637,461
HOUSEHOLD DURABLES ― 1.7%
KB Home	16,739	278,035
NVR, Inc.(1)	368	234,552
		512,587
INDUSTRIAL CONGLOMERATES ― 1.5%
McDermott International, Inc.(1)	18,315	462,820
INTERNET SOFTWARE & SERVICES ― 1.4%
Equinix, Inc.(1)	2,840	261,280
NetEase.com, Inc. ADR(1)	3,511	160,383
		421,663
LIFE SCIENCES TOOLS & SERVICES ― 2.5%
Covance, Inc.(1)	2,776	150,320
Life Technologies Corp.(1)	13,547	630,613
		780,933
MACHINERY ― 3.1%
Bucyrus International, Inc.	7,676	273,419
Flowserve Corp.	2,051	202,106
Ingersoll-Rand plc	10,437	320,103
Joy Global, Inc.	3,361	164,487
		960,115
METALS & MINING ― 5.0%
AK Steel Holding Corp.	13,828	272,827
Cia Siderurgica Nacional SA ADR	10,629	325,247

VP Vista – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	4,916	$ 337,287
Thompson Creek Metals Co., Inc.(1)	11,904	143,681
Walter Energy, Inc.	7,807	468,888
		1,547,930
MULTILINE RETAIL ― 2.0%
Dollar Tree, Inc.(1)	6,531	317,929
Family Dollar Stores, Inc.	11,741	309,962
		627,891
OIL, GAS & CONSUMABLE FUELS ― 4.2%
Continental Resources, Inc.(1)	6,253	244,930
Petrohawk Energy Corp.(1)	21,410	518,336
Southwestern Energy Co.(1)	6,559	279,938
Whiting Petroleum Corp.(1)	4,214	242,642
		1,285,846
PERSONAL PRODUCTS ― 0.8%
Avon Products, Inc.	7,257	246,448
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.5%
E-House China Holdings Ltd. ADR(1)	7,888	168,488
ROAD & RAIL ― 1.0%
Avis Budget Group, Inc.(1)	11,871	158,597
Kansas City Southern(1)	5,901	156,317
		314,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 12.4%
Altera Corp.	7,926	162,562
Analog Devices, Inc.	5,650	155,827
ASML Holding NV New York Shares	21,223	627,564
Atheros Communications, Inc.(1)	9,188	243,758
Broadcom Corp., Class A(1)	7,842	240,671
Cypress Semiconductor Corp.(1)	15,097	155,952
KLA-Tencor Corp.	4,468	160,222
Marvell Technology Group Ltd.(1)	22,451	363,482
NVIDIA Corp.(1)	21,194	318,546
PMC - Sierra, Inc.(1)	41,159	393,480
Semtech Corp.(1)	13,443	228,665
Silicon Laboratories, Inc.(1)	7,861	364,436
Teradyne, Inc.(1)	43,976	406,778
		3,821,943
SOFTWARE ― 4.8%
Cerner Corp.(1)	4,224	315,955
Perfect World Co. Ltd., Class B ADR(1)	6,013	289,225
Rovi Corp.(1)	16,156	542,842
Shanda Games Ltd. ADR(1)	14,981	175,278
Shanda Interactive Entertainment Ltd. ADR(1)	3,001	153,651
		1,476,951
SPECIALTY RETAIL ― 5.6%
Aeropostale, Inc.(1)	7,309	317,722
Bed Bath & Beyond, Inc.(1)	6,507	244,273
Chico's FAS, Inc.(1)	26,787	348,231
O'Reilly Automotive, Inc.(1)	3,839	138,742
Ross Stores, Inc.	9,503	453,958
TJX Cos., Inc. (The)	6,354	236,051
		1,738,977

VP Vista – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Shares	Value

TEXTILES, APPAREL & LUXURY GOODS ― 3.3%
Coach, Inc.	7,624	$ 250,982
Fuqi International, Inc.(1)	5,054	147,981
Iconix Brand Group, Inc.(1)	9,084	113,278
Jones Apparel Group, Inc.	14,500	259,985
Phillips-Van Heusen Corp.	5,681	243,090
		1,015,316
WIRELESS TELECOMMUNICATION SERVICES ― 3.4%
American Tower Corp., Class A(1)	9,096	331,094
SBA Communications Corp., Class A(1)	26,861	726,053
		1,057,147
TOTAL COMMON STOCKS
(Cost $22,851,215)		30,300,199
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	95,912	95,912

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 6/30/13, value at $306,001), in a joint trading account at 0.03%, dated 9/30/09, due 10/1/09 (Delivery value $300,000)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $395,912)		395,912
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $23,247,127)		30,696,111
OTHER ASSETS AND LIABILITIES — 0.5%		155,911
TOTAL NET ASSETS — 100.0%		$30,852,022

Geographic Diversification
(as a % of net assets)
United States	82.2%
People's Republic of China	5.0%
Bermuda	3.4%
Netherlands	2.0%
Brazil	1.1%
Ireland	1.0%
Sweden	1.0%
Cayman Islands	0.9%
France	0.7%
Canada	0.5%
South Korea	0.4%
Cash and Equivalents*	1.8%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

VP Vista – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$25,373,882	–	–
Foreign Common Stocks	4,786,200	$140,117	–
Temporary Cash Investments	95,912	300,000	–
Total Value of Investment Securities	$30,255,994	$440,117	–

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,744,632
Gross tax appreciation of investments	$ 7,102,845
Gross tax depreciation of investments	(151,366)
Net tax appreciation (depreciation) of investments	$ 6,951,479

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 25, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 25, 2009